         UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANIES


           Investment Company Act File Number: 811-02258
                                               ---------

                          Eaton Vance Series Trust II
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                               December 31, 2007
                               -----------------
                            Date of Reporting Period

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
ITEM 1. REPORTS TO STOCKHOLDERS.

      [logo]
   EATON VANCE(R)
-------------------
MANAGED INVESTMENTS

[graphic omitted]

Semiannual Report December 31, 2007

[graphic omitted]

                                  EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                    MARKETS
                                      FUND
[graphic omitted]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                       ----------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                       ----------------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission ( the "SEC") for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                       ----------------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

INVESTMENT UPDATE

[Photo of Thomas Seto]
Thomas Seto
Parametric Portfolio
Associates LLC

[Photo of David Stein]
David Stein, Ph.D.
Parametric Portfolio
Associates LLC

Economic and Market Conditions
-------------------------------------------------------------------------------

o During the six months ended December 31, 2007, emerging markets stocks posted solid returns after several years of very strong performance. This performance occurred in an environment of significant volatility. Troubles with subprime mortgages in the U.S. led to a significant downturn in the U.S. housing market and contributed to a global credit crunch. Record high prices for crude oil also contributed to concerns about inflation and global economic slowing. Most of the world was affected by the U.S. subprime mortgage-led credit crisis, as the cost of capital increased around the globe and investors fled riskier assets. Emerging market stock performance rebounded from an August 2007 sell-off to reach new highs in October 2007, only to decline again in November and December 2007.

o Among the larger weightings in the Fund's primary benchmark, the S&P International Finance Corp. Investable Emerging Markets Index (the "Index"), strong returns occurred in India, China, Brazil and Russia, with outperformance also seen in the smallerweighted countries of Egypt, Indonesia, the Czech Republic and Turkey. The poorest performing countries in the Index included Hungary, Mexico, Argentina, Chile, Taiwan and Poland.(2)

Management Discussion
-------------------------------------------------------------------------------

o During the six months ended December 31, 2007, management's country weighting methodology enabled the Fund to turn in positive performance for the six-month period. During the period, dramatic differences occurred in the performance of various markets, and even within some markets from month to month. As a result, the Fund's performance was solid, especially given its structural underweights to strongperforming Brazil and China. Management's strategy of broad country diversification, including the contribution of less-familiar and smaller-cap-weighted emerging countries, proved beneficial.

o The Fund underperformed the Index and the Lipper Emerging Markets Classification primarily as a result of structural differences between the Fund's investments and the Index. The main detracting countries were China and Brazil. Structural differences in Hungary, Chile, Mexico, the Philippines, Russia, Argentina and Estonia also limited performance to a lesser extent.(2)

o The strongest contributions to the Fund's relative performance came from Taiwan and Korea, in which the Fund was underweighted (both countries underperformed). The Fund also benefited from structural differences, compared with the Index, in weightings in Saudi Arabia, Indonesia, Turkey and Oman.(2)

-------------------------------------------------------------------------------
Total Return Performance 6/30/07 - 12/31/07
------------------------------------------------------------------
Eaton Vance Tax-Managed Emerging Markets Fund, Class I(1)   15.16%
S&P International Finance Corp. Investable
 Emerging Markets Index(2)                                  18.04
Lipper Emerging Markets Average(2)                          16.60
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

(1) The Fund has no sales charge. This return does not include the 2% fee Class I shares are subject to when they are exchanged or redeemed.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Classification return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

    See page 3 for more performance information, including after-tax returns.

-------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund's current or future investments and may change due to active management.
-------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

PORTFOLIO COMPOSITION

Regional Weightings*
--------------------------------------------------
By total investments

Asia/Pacific                          37.9%
Emerging Europe                       22.8%
Middle East/Africa                    20.3%
Latin America                         18.3%
United States                          0.7%

Sector Weightings*
--------------------------------------------------
By total investments

Financials                            23.1%
Telecommunication Services            14.2%
Industrials                           10.7%
Energy                                10.5%
Materials                             10.4%
Consumer Staples                       9.5%
Consumer Discretionary                 6.7%
Utilities                              4.9%
Diversified                            4.2%
Technology                             3.1%
Investment Funds                       1.8%
Other                                  0.9%

*Weightings are shown as a percentage of the Fund's total investments as of 12/31/07.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

FUND PERFORMANCE

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distribution and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended December 31, 2007)

Returns at Net Asset Value (NAV) (Class I)
-------------------------------------------------------------------------------
                                     One Year    Five Years    Life of Fund(1)
Return Before Taxes                   40.18%       40.83%         21.76%
Return After Taxes on Distributions   39.68        40.10          21.08
Return After Taxes on Distributions
  and Sale of Fund Shares             27.10        36.78          19.53

Returns Reflecting the Redemption Fee (Class I)
-------------------------------------------------------------------------------
                                     One Year    Five Years    Life of Fund(1)
Return Before Taxes                   37.46%       40.33%         21.55%
Return After Taxes on Distributions   36.96        39.60          20.86
Return After Taxes on Distributions
  and Sale of Fund Shares             25.33        36.31          19.32

Total Annual Operating Expenses (Class I)(2)
-------------------------------------------------------------------------------
Expense Ratio                          0.97%

(1) Class I commenced operations on 6/30/98. The Fund's performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

(2) From the Fund's prospectus dated 11/1/07.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 - December 31, 2007).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

                                                                  Expenses Paid
                               Beginning          Ending          During Period*
                             Account Value     Account Value         (7/1/07 -
                                (7/1/07)        (12/31/07)          12/31/07)
-------------------------------------------------------------------------------
ACTUAL
Class I                        $1,000.00        $1,151.60            $5.15
-------------------------------------------------------------------------------
HYPOTHETICAL
(5% return per year before expenses)
Class I                        $1,000.00        $1,020.30            $4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2007.

-------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Long-Term Investments

Common Stocks -- 97.0%

Security                                                                 Shares             Value
-----------------------------------------------------------------------------------------------------
Argentina -- 1.4%
-----------------------------------------------------------------------------------------------------
Aluar Aluminio Argentino SAIC                                              84,450      $      158,176
Banco Macro Bansud SA (Class "B" Shares)                                  130,676             319,430
Banco Macro SA (Class "B" Shares) (ADR)                                    24,700             611,078
BBVA Banco Frances SA                                                      67,312             180,567
BBVA Banco Frances SA (ADR)                                                65,400             493,116
Cresud SA (ADR)                                                            65,800           1,309,420
Grupo Financiero Galicia SA (Class "B" Shares)(a)                          89,316              65,215
Grupo Financiero Galicia SA (Class "B" Shares) (ADR)(a)                   103,000             780,740
IRSA Inversiones y Representaciones SA(a)                                 119,544             178,367
IRSA Inversiones y Representaciones SA (GDR)(a)                            57,300             834,288
Ledesma SAAI                                                              259,501             313,049
Molinos Rio de la Plata SA (Class "B" Shares)(a)                           92,923             311,218
Petrobras Energia Participaciones SA (ADR)                                111,700           1,558,215
Petrobras Energia Participaciones SA (Class "B" Shares)                   134,218             166,175
Siderar SAIC                                                               75,100             584,111
Telecom Argentina SA (Class "B" Shares)(a)                                229,824           1,043,328
Telecom Argentina SA (Class "B" Shares) (ADR)(a)                           91,900           2,044,775
Tenaris SA                                                                287,701           6,420,756
Tenaris SA (ADR)                                                           39,600           1,771,308
Transportadora de Gas del Sur SA(a)                                       252,923             305,114
Transportadora de Gas del Sur SA (ADR)(a)                                  33,800             201,786
-----------------------------------------------------------------------------------------------------
                                                                                       $   19,650,232
-----------------------------------------------------------------------------------------------------
Botswana -- 0.2%
-----------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                                    284,600      $      801,448
Sefalana Holding Co.                                                      991,000             615,597
Standard Chartered Bank of Botswana                                       488,210           1,506,240
-----------------------------------------------------------------------------------------------------
                                                                                       $    2,923,285
-----------------------------------------------------------------------------------------------------
Brazil -- 6.3%
-----------------------------------------------------------------------------------------------------
AES Tiete SA                                                            3,831,800      $      170,063
AES Tiete SA (PFD Shares)                                               4,679,000             174,805
All America Latina Logistica (PFD Shares)                                  59,000             763,685
American Banknote SA                                                       19,000             170,786
Aracruz Celulose SA (PFD Shares)                                           63,000             456,927
Banco Bradesco SA                                                          40,000           1,157,303
Banco Bradesco SA (PFD Shares)                                            126,480           4,046,649
Banco Itau Holding Financeira SA (PFD Shares)                             130,400           3,333,258
Bombril SA (PFD Shares)(a)                                                100,000             820,225
Brasil Telecom Participacoes SA                                             9,400             245,562
Brasil Telecom Participacoes SA (PFD Shares)                               40,919             598,153
Brasil Telecom SA (PFD Shares)                                             42,212             432,792
Braskem SA (PFD Shares)                                                    16,000             129,438
Centrais Eletricas Brasileiras SA                                          44,000             591,528
Centrais Eletricas Brasileiras SA (Class "B" Shares) (PFD Shares)          34,382             443,296
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)            14,356             275,103
Cia Brasileira de Petroleo Ipiranga (PFD Shares)                           11,500             163,778
Cia de Bebidas das Americas (PFD Shares)                                   69,237           5,004,124
Cia de Companhia de Concessoes Rodoviarias (CCR)                           40,000             617,977
Cia de Saneamento Basico do Estado de Sao Paulo                            23,200             536,076
Cia Energetica de Minas Gerais                                              7,786             147,803
Cia Energetica de Minas Gerais (PFD Shares)                                57,546           1,050,699
Cia Energetica de Sao Paulo (PFD Shares)(a)                                23,500             573,374
Cia Paranaense de Energia-Copel (PFD Shares)                               18,000             271,011
Cia Siderurgica Nacional SA (CSN)                                          20,100           1,779,640
Cia Vale do Rio Doce                                                      189,400           6,310,851
Cia Vale do Rio Doce (PFD Shares)                                         328,292           9,360,011
Contax Participacoes SA                                                       350              13,565
Contax Participacoes SA (ADR)                                              26,608              35,655
Contax Participacoes SA (PFD Shares)                                        7,550             216,320
CPFL Energia SA                                                            15,000             283,736
Cyrela Brazil Realty SA                                                    20,824             283,113
Cyrela Commercial Properties SA Empreendimentos e Participacoes(a)          4,164              28,095
Duratex SA (PFD Shares)                                                    45,600           1,114,382
EDP-Energias do Brasil SA                                                  16,600             269,517
Eletropaulo Metropolitana SA (Class "B" Shares) (PFD Shares)            5,767,190             471,419
Embratel Participacoes SA(a)                                           37,424,000             140,866
Embratel Participacoes SA (PFD Shares)                                 67,000,000             252,567
Empresa Brasileira de Aeronautica SA                                      275,351           3,117,035
Gerdau SA (PFD Shares)                                                     39,400           1,150,126
Gol Linhas Aereas Inteligentes SA (PFD Shares)                             14,000             344,180
Investimentos Itau SA (PFD Shares)                                        751,217           4,958,876
Klabin SA (PFD Shares)                                                     47,000             174,534
Localiza Rent a Car SA                                                     19,500             206,941
Lojas Americanas SA (PFD Shares)                                          288,359           2,519,091
Lojas Renner SA                                                            29,000             586,517
Lupatech SA                                                                13,700             461,798
Marcopolo SA (PFD Shares)                                                  46,300             187,281
Metalurgica Gerdau SA (PFD Shares)                                         15,700             626,236
Natura Cosmeticos SA                                                       35,000             334,270
Net Servicos de Comunicacao SA (PFD Shares)(a)                            109,407           1,333,782
Perdigao SA                                                                24,508             609,396
Petroleo Brasileiro SA                                                    137,600           8,116,854
Petroleo Brasileiro SA (ADR)                                               93,700           9,015,814
Petroleo Brasileiro SA (PFD Shares)                                        22,900           1,137,281
Randon Participacoes SA (PFD Shares)                                       63,700             617,317
Sadia SA (PFD Shares)                                                     172,000             977,888
Souza Cruz SA                                                              18,700             506,371
Suzano Papel e Celulose SA                                                 20,000             325,843
Tam SA (PFD Shares)                                                        12,600             301,904
Tele Norte Leste Participacoes SA                                          11,200             368,404
Tele Norte Leste Participacoes SA (PFD Shares)                             24,000             460,449
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                       26,608             513,002
Telemar Norte Leste SA (PFD Shares)                                         9,000             346,348
Telemig Celular Participacoes SA (PFD Shares)                               5,460             148,800
Telesp-Telecomunicacoes de Sao Paulo SA                                     5,050             131,924
Telesp-Telecomunicacoes de Sao Paulo SA (PFD Shares)                        7,313             185,701
Tim Participacoes SA                                                       30,104             142,064
Tim Participacoes SA (PFD Shares)                                         148,232             506,321
Totvs SA                                                                   11,000             364,607
Tractebel Energia SA                                                       16,300             195,051
Ultrapar Participacoes SA (PFD Shares)                                      5,000             176,966
Unibanco-Uniao de Bancos Brasileiros SA                                   136,446           1,895,680
Usinas Siderurgicas de Minas Gerais SA                                      6,900             321,742
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                        21,000             961,517
Vivo Participacoes SA (PFD Shares)                                        100,000             528,652
Votorantim Celulose e Papel SA (PFD Shares)                                12,400             377,573
Weg SA                                                                    130,700           1,850,360
-----------------------------------------------------------------------------------------------------
                                                                                       $   89,818,648
-----------------------------------------------------------------------------------------------------
Bulgaria -- 0.1%
-----------------------------------------------------------------------------------------------------
Albena Invest Holding Plc(a)                                               19,550      $      296,655
Bulgarian Telecommunications Co.                                           32,300             252,306
Bulgartabak Holding                                                         3,450              79,945
Doverie Holding AD(a)                                                      37,500             400,844
Sopharma AD                                                                48,000             322,380
-----------------------------------------------------------------------------------------------------
                                                                                       $    1,352,130
-----------------------------------------------------------------------------------------------------
Chile -- 2.7%
-----------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                      9,800      $      364,854
Almendral SA                                                            7,092,000             761,968
Antarchile SA (Series "A")                                                 28,200             651,270
Banco de Chile                                                          4,293,319             347,466
Banco de Chile (ADR)                                                       21,259             996,622
Banco de Credito e Inversiones                                             54,100           1,624,249
Banco Santander Chile SA (ADR)                                             47,622           2,428,246
Cap SA                                                                     12,000             328,708
Cencosud SA                                                               176,100             708,715
Cia Cervecerias Unidas SA (ADR)                                            37,800           1,351,728
Cia de Telecomunicaciones de Chile SA (ADR)                                90,600             675,876
Cia Electro Metalurgica SA                                                 17,500             223,165
Cia SudAmericana de Vapores SA(a)                                         194,200             425,099
Coia General de Electricidad SA                                            57,710             457,786
Colbun SA                                                               3,410,100             701,949
Corpbanca SA                                                           52,506,600             363,787
Corpbanca SA (ADR)                                                         17,000             609,960
Distribucion y Servicio D&S SA (ADR)                                       48,500           1,470,035
Embotelladora Andina SA (Series "A") (ADR)                                 25,100             420,425
Embotelladora Andina SA (Series "B") (ADR)                                 48,900             919,320
Empresa Nacional de Electricidad SA (ADR)                                  61,159           2,297,744
Empresa Nacional de Telecomunicaciones SA                                  47,600             743,705
Empresas CMPC SA                                                           18,900             713,566
Empresas Copec SA                                                         168,000           3,002,711
Enersis SA (ADR)                                                          137,171           2,198,851
Grupo Security SA                                                         920,700             358,702
Invercap SA                                                                51,300             501,199
Inversiones Aguas Metropolitanas SA                                       211,100             254,363
Lan Airlines SA (ADR)                                                      80,500           1,079,505
Madeco SA(a)                                                            3,091,400             356,850
Madeco SA (ADR)(a)                                                        105,700           1,240,918
Masisa SA (ADR)                                                           140,805           1,423,539
Parque Arauco SA                                                          498,800             585,999
Quinenco SA                                                               223,900             458,681
S.A.C.I. Falabella SA                                                     465,900           2,264,239
SM-Chile SA (Class "B" Shares)                                          2,793,600             336,612
Sociedad Quimica y Minera de Chile SA (ADR)                                 2,095             460,376
Sociedad Quimica y Minera de Chile SA (Series "B") (ADR)                   20,600           3,641,050
Vina Concha y Toro SA (ADR)                                                31,000           1,316,880
-----------------------------------------------------------------------------------------------------
                                                                                       $   39,066,718
-----------------------------------------------------------------------------------------------------
China -- 6.1%
-----------------------------------------------------------------------------------------------------
Air China Ltd. (Class "H" Shares)                                         300,000      $      440,503
Aluminum Corp. of China Ltd. (Class "H" Shares)                           330,000             666,328
Beijing Enterprises Holdings Ltd.                                          65,000             306,917
Beijing North Star Co., Ltd. (Class "H" Shares)                         1,580,000             955,132
BOE Technology Group Co., Ltd. (Class "B" Shares)(a)                    1,405,300             979,320
BYD Co., Ltd. (Class "H" Shares)                                           70,000             456,887
Chaoda Modern Agriculture Holdings Ltd.                                   222,750             200,127
China Construction Bank (Class "H" Shares)(144A)                        3,489,000           2,926,227
China COSCO Holdings Co., Ltd. (Class "H" Shares)                         323,150             873,724
China Everbright Ltd.(a)                                                  456,000           1,419,721
China Foods Ltd.(a)                                                       460,000             338,962
China International Marine Containers Co., Ltd. (Class "B" Shares)        163,812             302,144
China Life Insurance Co., Ltd. (Class "H" Shares)                       1,378,000           7,043,595
China Mengniu Dairy Co., Ltd.                                             143,000             517,907
China Merchants Holdings International Co., Ltd.                          824,000           5,055,546
China Merchants Property Development Co., Ltd.                            392,436           1,461,753
China Mobile Hong Kong Ltd.                                               630,900          10,986,805
China Netcom Group Corp. (Hong Kong) Ltd.                                 120,500             358,248
China Overseas Land & Investment Ltd.                                     796,500           1,633,244
China Petroleum & Chemical Corp. (Class "H" Shares)                     3,974,000           5,881,247
China Resources Enterprise Ltd.                                           294,000           1,229,903
China Southern Airlines Co., Ltd. (Class "H" Shares)(a)                   375,000             490,365
China Telecom Corp. Ltd. (Class "H" Shares)                             1,950,000           1,528,141
China Travel International Investment Hong Kong Ltd.                      800,000             520,554
China Unicom Ltd.                                                         420,000             950,590
China Vanke Co., Ltd. (Class "B" Shares)                                  740,886           1,909,330
Chongqing Changan Automobile Co., Ltd. (Class "B" Shares)                 602,520             637,725
CITIC International Financial Holdings Ltd.                               384,000             237,510
CNOOC Ltd.                                                              1,532,500           2,573,636
Cosco Pacific Ltd.                                                        122,000             318,259
Ctrip.com International Ltd. (ADR)                                         14,600             839,062
Dazhong Transportation Group Co., Ltd. (Class "B" Shares)                 422,583             872,128
Denway Motors Ltd.                                                        960,000             603,352
Dongfeng Motor Corp. (Class "H" Shares)                                   836,000             583,108
Focus Media Holding Ltd. (ADR)(a)                                          21,890           1,243,571
Guangdong Electric Power Development Co., Ltd. (Class "B" Shares)         264,000             229,553
Guangdong Investment Ltd.                                                 374,000             210,331
Guangdong Provincial Expressway Development Co., Ltd.
(Class "B" Shares)                                                        234,960             206,412
Hangzhou Steam Turbine Co., Ltd. (Class "B" Shares)                       210,236             511,968
Jiangsu Expressway Co., Ltd. (Class "H" Shares)                           352,000             380,053
Kingboard Chemical Holdings Ltd.                                           86,500             504,410
Lenovo Group Ltd.                                                         492,000             431,383
Li Ning Co., Ltd.                                                         108,000             398,363
Lianhua Supermarket Holdings Ltd. (Class "H" Shares)                      130,000             173,270
Maanshan Iron & Steel Co., Ltd. (Class "H" Shares)                      2,729,000           1,784,618
Parkson Retail Group Ltd.                                                  58,000             692,152
PetroChina Co., Ltd. (Class "H" Shares)                                 1,872,300           3,297,759
PICC Property & Casualty Co., Ltd. (Class "H" Shares)                     390,000             548,541
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares)              333,000           3,521,144
Qingling Motors Co., Ltd. (Class "H" Shares)                            1,448,966             278,939
Samling Global Ltd.                                                     1,722,000             341,746
Samson Holding Ltd.                                                       222,000              45,915
Semiconductor Manufacturing International Corp.(a)                      2,825,000             292,829
Shanghai Diesel Engine Co., Ltd. (Class "B" Shares)(a)(b)                 534,000             673,908
Shanghai Electric Group Co., Ltd. (Class "H" Shares)                      460,000             379,424
Shanghai Industrial Holdings Ltd.                                          84,000             363,209
Shanghai Jinjiang International Hotels Development Co., Ltd.
(Class "B" Shares)                                                        574,800           1,044,801
Shanghai Zhenhua Port Machinery Co., Ltd. (Class "B" Shares)              440,000           1,225,301
Shenzhen Chiwan Wharf Holdings Ltd. (Class "B" Shares)                    153,115             329,413
SINA Corp.(a)                                                               9,000             398,790
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class "H" Shares)(a)          3,201,000           1,088,909
Sinopec-China Petroleum & Chemical Corp. (Class "H" Shares)             1,628,000             994,299
Sinotrans Ltd. (Class "H" Shares)                                         300,000             130,803
Suntech Power Holdings Co., Ltd. (ADR)(a)                                   4,600             378,672
Tingyi (Cayman Islands) Holding Corp.                                   1,184,000           1,860,073
TPV Technology Ltd.                                                        84,000              60,635
Travelsky Technology Ltd. (Class "H" Shares)                              812,000             855,494
Tsingtao Brewery Co., Ltd. (Class "H" Shares)                           1,124,000           3,736,086
Weiqiao Textile Co., Ltd. (Class "H" Shares)                               82,000             116,071
Wumart Stores, Inc. (Class "H" Shares)                                    156,000             132,644
Yantai Changyu Pioneer Wine Co., Ltd. (Class "B" Shares)                  103,948             777,331
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)                          320,000             618,245
Zhejiang Expressway Co., Ltd. (Class "H" Shares)                          186,000             293,685
ZTE Corp. (Class "H" Shares)                                              135,000             717,802
-----------------------------------------------------------------------------------------------------
                                                                                       $   87,366,552
-----------------------------------------------------------------------------------------------------
Colombia -- 0.7%
-----------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                         99,500      $      843,450
Banco de Bogota                                                            14,000             225,555
Bancolombia SA (PFD Shares) (ADR)                                          53,000           1,803,060
Cementos Argos SA                                                         167,900             747,425
Cia Colombiana de Inversiones SA                                           24,000             295,055
Cia de Cemento Argos SA                                                   214,100           1,279,983
Grupo Aval Acciones y Valores SA                                        1,192,000             379,951
Grupo Nacional de Chocolates SA                                           156,400           1,279,266
Interconexion Electrica SA                                                470,000           1,654,232
Promigas SA                                                                27,000             531,367
Suramericana de Inversiones SA                                             86,000             850,941
-----------------------------------------------------------------------------------------------------
                                                                                       $    9,890,285
-----------------------------------------------------------------------------------------------------
Croatia -- 0.8%
-----------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                13,700      $    1,582,170
Atlantska Plovidba DD                                                       1,380             965,534
Croatia Osiguranje DD(a)                                                      160             564,593
Dalekovod DD                                                                2,270             760,641
Ericsson Nikola Tesla                                                       2,010           1,353,979
INA Industrija Nafte DD                                                     2,142           1,185,774
Institut Gradevinarstva Hrvatske DD                                           110             306,782
Koncar-Elektroindustrija DD(a)                                              2,370             571,465
Kras DD                                                                     1,645             246,947
Petrokemija DD(a)                                                           5,250             306,745
Podravka Prehrambena Industija DD                                           8,200             834,184
Privredna Banka Zagreb DD(a)                                                3,310           1,165,361
Riviera Holding DD(a)                                                       3,830             468,670
Tankerska Plovidba DD                                                         290             404,358
-----------------------------------------------------------------------------------------------------
                                                                                       $   10,717,203
-----------------------------------------------------------------------------------------------------
Czech Republic -- 3.0%
-----------------------------------------------------------------------------------------------------
CEZ AS                                                                    276,570      $   20,587,676
Komercni Banka AS                                                          21,900           5,214,151
Komercni Banka AS (GDR)                                                    27,154           2,009,396
Philip Morris CR AS                                                         1,860             799,286
Telefonica 02 Czech Republic AS                                            94,700           2,838,231
Telefonica 02 Czech Republic AS (GDR)(b)                                   54,303           1,627,032
Unipetrol AS(a)                                                           343,200           6,402,773
Zentiva NV                                                                 75,500           3,977,000
-----------------------------------------------------------------------------------------------------
                                                                                       $   43,455,545
-----------------------------------------------------------------------------------------------------
Egypt -- 1.8%
-----------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                49,000      $      696,415
Arab Cotton Ginning                                                       243,000             385,213
Commercial International Bank                                              85,630           1,412,109
Credit Agricole Egypt(a)                                                   38,690             185,516
Eastern Tobacco                                                            16,200           1,318,613
Egypt Kuwaiti Holding Co.                                                 303,600             737,748
Egyptian Financial & Industrial Co.                                        25,700             751,483
Egyptian Financial Group-Hermes Holding SAE                               133,700           1,592,211
Egyptian International Pharmaceutical Industrial Co.                       40,120             237,029
Egyptian Media Production City(a)                                          50,475             104,130
El Ezz Aldekhela Steel Alexa Co.                                            3,050             596,481
El Ezz Steel Rebars SAE                                                    71,600             858,988
El Sewedy Cables Holding Co.(a)                                            19,000             405,228
El Watany Bank of Egypt                                                    32,900             405,565
Medinet Nasr for Housing                                                   45,000             551,066
Misr Cement                                                                18,251             256,680
MobiNil-Egyptian Co. for Mobil Services                                    13,978             515,663
National Societe General Bank                                              28,980             238,410
Olympic Group Financial Investments                                        67,971             909,209
Orascom Construction Industries (OCI)                                      47,301           4,885,661
Orascom Hotel Holdings SAE(a)                                              11,863             118,216
Orascom Hotels & Development(a)                                            83,200           1,243,974
Orascom Telecom Holding SAE                                               242,000           4,012,270
Oriental Weavers Co.                                                       26,710             253,503
Raya Holding Co.                                                           43,400             102,752
Sidi Kerir Petrochemcials Co.                                             267,800           1,019,497
Suez Cement Co.                                                            42,400             436,570
Telecom Egypt                                                             165,000             626,050
Torah Portland Cement Co.                                                   4,300              94,005
-----------------------------------------------------------------------------------------------------
                                                                                       $   24,950,255
-----------------------------------------------------------------------------------------------------
Estonia -- 0.8%
-----------------------------------------------------------------------------------------------------
AS Baltika                                                                104,189      $      592,917
AS Eesti Ehitus                                                           115,400             821,054
AS Eesti Telekom                                                           46,400             528,462
AS Eesti Telekom (GDR)                                                     42,400           1,679,040
AS Harju Elekter                                                           18,000              88,855
AS Merko Ehitus                                                            76,600           1,448,995
AS Norma                                                                   25,000             182,363
AS Olympic Entertainment Group                                            323,800           1,642,510
AS Saku Olletehase                                                          8,000             149,129
AS Tallink Group Ltd.                                                   1,956,633           2,997,469
AS Tallinna Kaubamaja                                                      62,200             704,148
AS Tallinna Vesi                                                           12,935             244,965
-----------------------------------------------------------------------------------------------------
                                                                                       $   11,079,907
-----------------------------------------------------------------------------------------------------
Ghana -- 0.3%
-----------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                     1,810,900      $    1,328,517
CAL Bank Ltd.                                                           1,000,000             456,706
Ghana Commercial Bank Ltd.                                                274,603             282,321
Home Finance Co., Ltd.                                                  2,418,579           1,348,986
SSB Bank Ltd.                                                             370,000             477,888
Standard Chartered Bank of Ghana Ltd.                                      10,200             274,024
Unilever Ghana Ltd.                                                       249,000             542,870
-----------------------------------------------------------------------------------------------------
                                                                                       $    4,711,312
-----------------------------------------------------------------------------------------------------
Hungary -- 3.1%
-----------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                 8,190      $      435,432
EGIS Rt.                                                                    3,378             365,456
FHB Land Credit & Mortgage Bank Rt.                                        18,000             192,103
Fotex Rt.(a)                                                              478,034           2,440,906
Magyar Telekom Rt.                                                      1,437,000           7,448,624
Magyar Telekom Rt. (ADR)                                                   37,300           1,004,489
MOL Hungarian Oil & Gas Rt.                                                70,705           9,964,807
OTP Bank Rt.                                                              292,420          14,748,514
Pannonplast Rt.(a)                                                        129,000           1,268,305
RABA Automotive Holding Rt.(a)                                             52,760             572,831
Richter Gedeon Rt.                                                         23,152           5,542,201
-----------------------------------------------------------------------------------------------------
                                                                                       $   43,983,668
-----------------------------------------------------------------------------------------------------
India -- 7.1%
-----------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                          4,700      $      584,998
ACC Ltd.                                                                   18,500             474,715
Aditya Birla Nuvo Ltd.                                                      6,706             333,951
Allahabad Bank Ltd.                                                        64,000             191,071
Amtek Auto Ltd.                                                            16,000             169,182
Andhra Bank                                                                55,000             144,349
Asea Brown Boveri India Ltd.                                               18,700             710,828
Ashok Leyland Ltd.                                                        123,000             161,034
Asian Paints Ltd.                                                           8,000             220,514
Bajaj Auto Ltd.                                                            11,100             730,365
Bajaj Auto Ltd. (GDR)(144A)                                                 7,202             483,019
Bajaj Hindusthan Ltd.                                                      14,000             100,780
Balrampur Chini Mills Ltd.                                                 46,000             129,799
Bank of India                                                              43,100             396,643
Bharat Earth Movers Ltd.                                                    5,000             212,365
Bharat Electronics Ltd.                                                     5,000             263,148
Bharat Forge Ltd.                                                          42,200             372,772
Bharat Heavy Electricals Ltd.                                              26,000           1,687,026
Bharat Petroleum Corp. Ltd.                                                14,000             182,609
Bharti Airtel Ltd.(a)                                                     188,400           4,682,098
Biocon Ltd.                                                                19,200             279,312
Canara Bank Ltd.                                                           21,500             180,106
Century Textiles & Industries Ltd.                                         12,000             350,585
Cipla Ltd.                                                                120,600             642,223
Colgate-Palmolive India Ltd.                                               13,000             134,387
Container Corp. of India Ltd.                                               4,500             217,767
Corp. Bank                                                                 17,000             183,161
Cummins India Ltd.                                                         23,000             240,896
Dabur India Ltd.                                                           51,000             146,454
Dish TV India Ltd.(a)                                                      20,412              51,982
Divi's Laboratories Ltd.                                                    7,000             329,190
Dr. Reddy's Laboratories Ltd. (ADR)                                        26,800             486,688
EIH Ltd.                                                                   52,500             245,582
Essar Oil Ltd.(a)                                                          99,000             802,494
Financial Technologies India Ltd.                                           3,500             229,473
Gail India Ltd.                                                            27,000             366,614
Gail India Ltd. (GDR)                                                      16,700           1,369,400
Glaxosmithkline Pharmaceuticals Ltd.                                        8,000             206,620
Glenmark Pharmaceuticals Ltd.                                              28,000             417,804
GMR Infrastructure(a)                                                      60,000             375,267
Grasim Industries Ltd. (GDR)(144A)                                         13,300           1,250,200
Great Eastern Shipping Co., Ltd.                                           15,200             212,197
Great Offshore Ltd.                                                         3,800              89,169
GTL Ltd.                                                                   34,000             238,091
Gujarat Ambuja Cements Ltd.                                               159,800             593,919
HCL Technologies Ltd.                                                      16,000             132,213
HDFC Bank Ltd.                                                             51,200           2,196,699
HDFC Bank Ltd. (ADR)                                                        7,700           1,004,465
Hero Honda Motors Ltd.                                                     31,942             559,232
Hexaware Technologies Ltd.                                                 30,000              64,227
Hindalco Industries Ltd. (GDR)(144A)                                      140,410             751,194
Hindustan Lever Ltd.                                                      306,109           1,636,299
Hindustan Petroleum Corp. Ltd.                                             18,000             164,941
Hindustan Zinc Ltd.                                                        19,900             408,516
Housing Development Finance Corp.                                          46,200           3,308,675
I-Flex Solutions Ltd.(a)                                                    4,000             151,222
ICICI Bank Ltd.                                                           132,300           4,091,793
ICICI Bank Ltd. (ADR)                                                      26,300           1,617,450
India Cements Ltd.                                                         48,000             375,586
Indiabulls Financial Services Ltd.                                         17,000             415,338
Indiabulls Real Estate Ltd.(a)                                             17,000             317,976
Indian Hotels Co., Ltd.                                                   129,100             518,819
Indian Oil Corp. Ltd.                                                      11,000             219,269
Industrial Development Bank of India Ltd.                                  74,000             305,650
Infosys Technologies Ltd.                                                  66,851           2,973,510
Infrastructure Development Finance Co., Ltd.                              185,300           1,058,195
ITC Ltd.                                                                  411,100           2,177,990
ITC Ltd. (GDR)(144A)                                                      220,700           1,191,780
IVRCL Infrastructures & Projects Ltd.                                      21,600             302,851
Jaiprakash Associates Ltd.                                                 55,000             587,792
Jammu & Kashmir Bank Ltd.                                                  12,000             257,444
Jet Airways (India) Ltd.                                                    9,000             225,221
Jindal Steel & Power Ltd.                                                   3,000           1,151,039
JSW Steel Ltd.                                                             17,000             562,964
Kotak Mahindra Bank Ltd.                                                   32,000           1,048,097
Larsen & Toubro Ltd.                                                       12,200           1,276,376
Larsen & Toubro Ltd. (GDR)                                                 24,000           2,586,000
LIC Housing Finance Ltd.                                                   30,000             288,055
Lupin Ltd.                                                                 14,300             224,772
Mahanagar Telephone Nigam Ltd.                                             31,000             149,416
Mahanagar Telephone Nigam Ltd. (ADR)                                       38,500             369,215
Mahindra & Mahindra Ltd.                                                   40,800             876,780
Maruti Udyog Ltd.                                                          29,000             723,109
Moser Baer India Ltd.                                                      24,300             187,081
Motor Industries Co., Ltd.                                                  3,900             502,062
Mphasis Ltd.                                                               27,000             208,289
National Aluminium Co., Ltd.                                               24,000             290,217
Nestle India Ltd.                                                          12,100             466,904
Neyveli Lignite Corp. Ltd.                                                 78,000             502,141
Nicholas Piramal India Ltd.                                                21,000             188,832
NTPC Ltd.                                                                 295,200           1,859,037
Oil & Natural Gas Corp. Ltd.                                               53,250           1,659,078
Patni Computer Systems Ltd.                                                14,000             115,168
Petronet LNG Ltd.                                                          94,000             253,081
Punjab National Bank Ltd.                                                  13,000             216,385
Ranbaxy Laboratories Ltd.                                                  46,300             495,348
Ranbaxy Laboratories Ltd. (GDR)                                            20,500             217,915
Reliance Capital Ltd.                                                      22,000           1,427,486
Reliance Capital Ltd. (GDR)(144A)(a)                                        2,140             140,464
Reliance Communications Ltd.                                              227,700           4,263,538
Reliance Communications Ltd. (GDR)(144A)                                   42,816             810,807
Reliance Energy Ltd.                                                       26,300           1,415,534
Reliance Energy Ltd. (GDR)(144A)(a)                                         1,070             173,913
Reliance Energy Ltd. (GDR)                                                  5,900             967,682
Reliance Industries Ltd.                                                   61,300           4,467,379
Reliance Industries Ltd. (GDR)(144A)                                       21,408           3,163,032
Reliance Natural Resources Ltd. (GDR)(144A)(a)                             21,408             198,302
Reliance Petroleum Ltd.(a)                                                207,300           1,164,508
Satyam Computer Services Ltd.                                              41,300             467,788
Satyam Computer Services Ltd. (ADR)                                        24,000             641,280
Sesa Goa Ltd.                                                               5,000             478,522
Shipping Corp. of India Ltd.                                               33,000             266,717
Siemens India Ltd.                                                         10,900             516,897
State Bank of India (GDR)                                                  11,800           1,420,196
Steel Authority of India Ltd.                                             156,000           1,105,888
Sterlite Industries (India) Ltd.                                           12,000             310,924
Sun Pharma Advanced Research Co., Ltd.(a)                                  10,000              40,241
Sun Pharmaceuticals Industries Ltd.                                        10,000             304,635
Suzlon Energy Ltd.                                                         11,500             559,543
Syndicate Bank                                                             66,000             190,111
Tata Chemicals Ltd.                                                        22,000             227,462
Tata Consultancy Services Ltd.                                             24,190             644,517
Tata Motors Ltd.                                                           18,100             338,175
Tata Motors Ltd. (ADR)                                                     19,800             373,428
Tata Power Co., Ltd.                                                       46,000           1,694,880
Tata Steel Ltd.                                                            78,720           1,841,376
Tata Steel Ltd. (PFD Shares)(a)                                            59,040             232,746
Tata Tea Ltd.                                                               6,000             136,487
Tata Teleservices Maharashtra Ltd.(a)                                     280,840             437,532
Titan Industries Ltd.                                                       6,000             233,344
Ultra Tech Cement Ltd.                                                      7,000             177,686
Unitech Ltd.                                                               55,000             675,001
United Breweries Ltd.                                                      34,200             283,199
United Phosphorus Ltd.                                                     20,000             176,110
United Spirits Ltd.                                                        14,100             707,409
UTI Bank Ltd.                                                              49,300           1,193,439
Videocon Industries Ltd.                                                   11,000             229,453
Videsh Sanchar Nigam Ltd.                                                  12,000             230,176
Videsh Sanchar Nigam Ltd. (ADR)                                            11,100             418,026
Voltas Ltd.                                                                41,700             256,949
Wipro Ltd.                                                                 20,300             268,419
Wipro Ltd. (ADR)                                                           13,100             194,404
Wire & Wireless India Ltd.(a)                                              17,750              44,540
Zee Entertainment Enterprises Ltd.                                         76,200             628,616
Zee News Ltd.(a)                                                           16,049              32,936
-----------------------------------------------------------------------------------------------------
                                                                                       $  101,474,252
-----------------------------------------------------------------------------------------------------
Indonesia -- 3.3%
-----------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                    8,587,500      $    4,004,343
Astra Argo Lestari Tbk PT                                                 420,000           1,235,444
Astra International Tbk PT                                              1,323,000           3,793,108
Bakrie & Brothers Tbk PT(a)                                            60,364,000           1,823,106
Bakrie Telecom PT(a)                                                    4,350,000             190,893
Bank Central Asia Tbk PT                                                3,801,000           2,912,667
Bank Danamon Indonesia Tbk PT                                             685,000             576,457
Bank Internasional Indonesia Tbk PT                                     6,667,000             199,591
Bank Mandiri PT                                                         3,258,000           1,194,080
Bank Niaga Tbk PT                                                       4,309,000             407,074
Bank Pan Indonesia Tbk PT(a)                                            3,525,272             251,159
Bank Rakyat Indonesia PT                                                3,408,000           2,649,261
Berlian Laju Tanker Tbk PT                                              1,250,000             348,000
Bumi Resources Tbk PT                                                   8,789,000           5,506,637
Energi Mega Persada Tbk PT(a)                                           3,938,000             614,024
Gudang Garam Tbk PT                                                       763,500             681,740
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                 1,095,000              96,514
Indocement Tunggal Prakarsa Tbk PT                                        500,000             432,541
Indofood Sukses Makmur Tbk PT                                           6,576,500           1,769,423
Indonesian Satellite Corp. Tbk PT                                       1,592,500           1,452,697
International Nickel Indonesia Tbk PT                                     130,000           1,313,424
Kalbe Farma Tbk PT                                                      1,517,000             200,713
Kawasan Industri Jababeka Tbk PT(a)                                    10,550,000             253,648
Lippo Karawaci Tbk PT                                                   6,000,000             440,777
Matahari Putra Prima Tbk PT                                             1,600,000             115,784
Medco Energi Internasional Tbk PT                                       1,397,000             754,589
Perusahaan Gas Negara PT                                                1,000,000           1,609,773
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)                  454,000             510,272
Ramayana Lestari Sentosa Tbk PT                                         4,100,000             366,678
Semen Gresik Persero Tbk PT                                             2,655,000           1,564,359
Telekomunikasi Indonesia Tbk PT                                         4,215,160           4,462,336
Tempo Scan Pacific Tbk PT                                               2,000,000             156,918
Unilever Indonesia Tbk PT                                                 852,700             603,039
United Tractors Tbk PT                                                  3,996,000           4,560,240
-----------------------------------------------------------------------------------------------------
                                                                                       $   47,051,309
-----------------------------------------------------------------------------------------------------
Israel -- 3.1%
-----------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                              6,700      $      599,058
Aladdin Knowledge Systems Ltd.(a)                                          10,000             261,300
Alvarion Ltd.(a)                                                           34,900             339,162
Bank Hapoalim B.M.                                                        495,652           2,470,724
Bank Leumi Le-Israel                                                      496,824           2,409,666
Bezeq Israeli Telecommunication Corp. Ltd.                              1,538,038           2,857,981
Cellcom Israel Ltd.                                                        34,200           1,086,192
Ceragon Networks Ltd.(a)                                                   20,600             203,734
Check Point Software Technologies Ltd.(a)                                  66,141           1,452,456
Clal Industries Ltd.                                                       21,900             120,855
Clal Insurance Enterprise Holdings Ltd.                                    14,800             401,988
Delek Automotive Systems Ltd.                                              17,000             244,806
Delek Group Ltd.                                                            2,140             482,686
Discount Investment Corp.                                                   3,650             116,528
ECtel Ltd.(a)                                                                 237                 680
Elbit Medical Imaging Ltd.                                                  3,900             217,348
Elbit Systems Ltd.                                                          7,000             418,656
First International Bank of Israel Ltd.(a)                                  9,100             123,688
Gazit Globe (1982) Ltd.                                                    29,000             315,866
Gilat Satellite Networks Ltd.(a)                                           29,100             299,409
Harel Insurance Investments Ltd.                                            3,000             175,205
Housing & Construction Holdings Ltd.(a)                                    85,800             159,260
IDB Development Corp. Ltd.                                                  8,276             313,446
IDB Holding Corp. Ltd.                                                      7,103             216,522
Israel Chemicals Ltd.                                                     349,815           4,445,237
Israel Corp. Ltd.                                                           1,850           1,947,447
Israel Discount Bank Ltd. (Series "A")(a)                                 175,400             446,030
Koor Industries Ltd.                                                        3,023             250,966
Makhteshim-Agan Industries Ltd.(a)                                        208,657           1,910,673
Mizrahi Tefahot Bank Ltd.                                                  58,000             451,515
Ness Technologies, Inc.(a)                                                 18,800             173,524
Nice Systems Ltd.(a)                                                       22,100             764,052
Oil Refineries Ltd.                                                       512,000             498,029
Orbotech Ltd.(a)                                                           10,000             175,500
Ormat Industries Ltd.                                                      26,500             395,510
Osem Investment Ltd.                                                            1                  12
Partner Communications Co., Ltd.                                          124,660           2,762,125
Property & Building Corp. Ltd.(a)                                           1,000             136,156
RADVision Ltd.(a)                                                           6,800              75,140
RADWARE Ltd.(a)                                                             7,700             118,580
Retalix Ltd.(a)                                                             5,900              93,875
Strauss Group Ltd.(a)                                                      17,400             280,190
Supersol Ltd.                                                              68,000             301,608
Teva Pharmaceutical Industries Ltd.                                        87,999           4,077,864
Teva Pharmaceutical Industries Ltd. (ADR)                                 199,300           9,263,464
-----------------------------------------------------------------------------------------------------
                                                                                       $   43,854,713
-----------------------------------------------------------------------------------------------------
Jordan -- 0.8%
-----------------------------------------------------------------------------------------------------
Arab Bank Plc                                                             118,600      $    4,909,664
Arab East Investment                                                       73,266             390,752
Bank of Jordan                                                             55,600             231,422
Jordan Ahli Bank                                                           66,000             292,402
Jordan Cement Factory                                                      24,700             381,905
Jordan Telecom Corp.                                                       67,000             531,273
Jordanian Electric Power Co.                                               50,200             305,981
Middle East Complex for Engineering, Electric, & Heavy Industries         400,900           1,425,422
Taameer Jordan Co.(a)                                                     377,300           1,176,484
Union Investment Corp.(a)                                                 169,900             371,563
Union Land Development(a)                                                 156,800             435,832
United Arab Investors                                                     302,100           1,214,059
-----------------------------------------------------------------------------------------------------
                                                                                       $   11,666,759
-----------------------------------------------------------------------------------------------------
Kenya -- 0.9%
-----------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                    561,200      $      825,047
Bamburi Cement Co., Ltd.                                                  366,541           1,128,201
Barclays Bank of Kenya Ltd.                                             1,664,880           2,053,470
East African Breweries Ltd.                                               697,440           1,836,962
East African Portland Cement Co., Ltd.                                     40,900              89,749
ICDC Investment Co.                                                       808,000             382,350
Kenya Airways Ltd.                                                      1,127,600           1,125,718
Kenya Commercial Bank Ltd.                                              3,894,400           1,739,661
Kenya Electricity Generating Co., Ltd.                                  1,242,800             540,559
Kenya Oil Co., Ltd.                                                        78,000             140,596
Kenya Power & Lighting Ltd.                                               112,650             388,542
Mumias Sugar Co., Ltd.                                                  2,730,114             638,732
Nation Media Group Ltd.                                                    89,673             457,999
NIC Bank Ltd.                                                             529,632             523,310
Standard Chartered Bank Kenya Ltd.                                        103,420             335,080
-----------------------------------------------------------------------------------------------------
                                                                                       $   12,205,976
-----------------------------------------------------------------------------------------------------
Latvia -- 0.0%
-----------------------------------------------------------------------------------------------------
Grindeks(a)                                                                12,000      $      138,213
Latvian Shipping Co.(a)                                                    96,000             260,968
-----------------------------------------------------------------------------------------------------
                                                                                       $      399,181
-----------------------------------------------------------------------------------------------------
Lithuania -- 0.6%
-----------------------------------------------------------------------------------------------------
Apranga PVA                                                               132,200      $      797,118
Bankas Snoras(a)                                                          193,500             300,248
Invalda PVA                                                                70,800             512,052
Klaipedos Nafta PVA(a)                                                    993,963             420,314
Lietuvos Dujos                                                            200,000             297,883
Lietuvos Energija(a)                                                       37,000              77,555
Pieno Zvaigzdes(a)                                                         94,000             229,503
Rokiskio Suris(a)                                                         177,000             582,734
Rytu Skirstomieji Tinklai                                                 141,300             273,707
Sanitas(a)                                                                 17,500             220,621
Siauliu Bankas(a)                                                         393,779             574,636
Snaige(a)                                                                  69,000             202,955
Teo LT AB                                                               1,577,356           1,573,283
Teo LT AB (GDR)(144A)                                                      60,000             602,148
Ukio Bankas Commercial Bank                                             1,060,003           1,650,362
-----------------------------------------------------------------------------------------------------
                                                                                       $    8,315,119
-----------------------------------------------------------------------------------------------------
Malaysia -- 3.2%
-----------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                        236,000      $      183,786
Airasia Bhd(a)                                                            641,200             308,291
Alliance Financial Group Bhd                                              330,800             306,045
AMMB Holdings Bhd                                                         432,400             493,152
Asiatic Development Bhd                                                   121,000             314,011
Astro All Asia Networks Plc                                               155,000             163,640
Batu Kawan Bhd                                                            100,300             343,535
Berjaya Sports Toto Bhd                                                   221,384             336,484
British American Tobacco Malaysia Bhd                                      33,500             416,895
Bumiputra-Commerce Holdings Bhd                                           594,433           1,957,111
Bursa Malaysia Bhd                                                        142,000             607,611
Dialog Group Bhd                                                          588,000             318,695
Digi.com Bhd                                                              100,000             746,242
EON Capital Bhd                                                           111,000             220,381
Gamuda Bhd                                                                647,600             937,821
Genting Bhd                                                               842,500           1,995,578
Guinness Anchor Bhd                                                        67,000             112,209
Hong Leong Bank Bhd                                                       144,400             276,020
Hong Leong Financial Group Bhd                                             61,500             110,821
IGB Corp. Bhd                                                             312,000             211,392
IJM Corp. Bhd                                                             437,800           1,130,587
IOI Corp. Bhd                                                           1,294,939           3,013,024
KLCC Property Holdings Bhd                                                250,000             262,767
KNM Group Bhd                                                           1,146,100           2,637,705
Kuala Lumpur Kepong Bhd                                                   138,250             722,306
Lafarge Malayan Cement Bhd                                                468,660             826,958
Landmarks Bhd                                                             220,700             197,251
Lion Diversified Holdings Bhd                                             122,600              70,387
Magnum Corp. Bhd                                                          275,000             270,538
Malayan Banking Bhd                                                       541,455           1,871,737
Malaysian Airline System Bhd(a)                                           683,133           1,000,577
Malaysian Airline System Bhd (PFD Shares)(a)                              110,133              34,968
Malaysian Bulk Carriers Bhd                                               205,000             274,459
Malaysian Pacific Industries Bhd                                           73,000             204,271
Malaysian Resources Corp. Bhd(a)                                          451,200             343,218
Media Prima Bhd                                                           242,300             204,885
MISC Bhd(c)                                                               112,000             333,396
MISC Bhd                                                                  324,200             951,511
MMC Corp. Bhd                                                             233,000             648,089
Multi-Purpose Holdings Bhd                                                391,400             271,906
Nestle Malaysia Bhd                                                         6,000              47,626
OSK Holdings Bhd                                                          218,000             151,776
Parkson Holdings Bhd                                                      159,380             467,972
Petra Perdana Bhd                                                         322,567             521,772
Petronas Dagangan Bhd                                                     374,700             975,023
Petronas Gas Bhd                                                           71,000             228,353
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                     355,700             350,637
Pos Malaysia Bhd                                                          110,000              80,786
PPB Group Bhd                                                             252,000             832,758
Public Bank Bhd                                                           620,387           2,053,175
Ranhill Bhd                                                               204,900             150,992
Resorts World Bhd                                                         946,000           1,102,501
RHB Capital Bhd                                                           260,500             457,667
Scomi Group Bhd                                                         1,244,800             516,216
Shell Refining Co. Bhd                                                    201,100             684,583
Sime Darby Bhd(a)                                                       1,185,209           4,264,889
SP Setia Bhd                                                              210,000             313,673
Star Publications (Malaysia) Bhd                                          104,000             107,781
Ta Ann Holdings Bhd                                                       137,280             289,230
TA Enterprise Bhd                                                         386,000             147,916
Tan Chong Motor Holdings Bhd                                              219,000             137,158
Tanjong Plc                                                               104,000             578,154
Telekom Malaysia Bhd                                                      392,700           1,322,312
Tenaga Nasional Bhd                                                       358,625           1,034,622
Titan Chemicals Corp. Bhd                                                 940,500             378,780
Top Glove Corp. Bhd                                                       105,000             204,886
Uchi Technologies Bhd                                                     237,400             191,207
UEM Builders Bhd                                                          457,000             166,749
UEM World Bhd                                                             689,300             809,714
UMW Holdings Bhd                                                           57,000             267,886
Unisem (M) Bhd                                                            215,000             106,197
WTK Holdings Bhd                                                          200,500             147,892
YTL Corp. Bhd                                                             250,384             595,027
YTL e-Solutions Bhd                                                       577,000              96,613
YTL Power International Bhd                                               552,219             449,490
Zelan Bhd                                                                 147,200             240,436
-----------------------------------------------------------------------------------------------------
                                                                                       $   46,102,709
-----------------------------------------------------------------------------------------------------
Mauritius -- 0.6%
-----------------------------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                                      83,400      $       62,419
Ireland Blyth Ltd.                                                         64,209             136,857
Mauritius Commercial Bank                                                 463,595           2,667,936
Mauritius Development Investment Trust Co., Ltd.                          600,000             118,295
Mon Tresor & Mon Desert Ltd.                                               23,449              49,564
New Mauritius Hotels Ltd.                                                 235,400           1,622,295
Rogers & Co., Ltd.                                                         48,555             710,645
Shell Mauritius Ltd.                                                       22,000              35,559
State Bank of Mauritius Ltd.                                              641,899           1,801,422
Sun Resorts Ltd.                                                          119,662             535,610
United Basalt Products Ltd.                                                85,125             120,959
-----------------------------------------------------------------------------------------------------
                                                                                       $    7,861,561
-----------------------------------------------------------------------------------------------------
Mexico -- 5.7%
-----------------------------------------------------------------------------------------------------
Alfa SA de CV (Series "A")                                                422,472      $    2,728,922
America Movil SA de CV (Series "L")                                     6,586,058          20,215,034
Carso Global Telecom SA de CV (Series "A1")(a)                            160,800             752,855
Carso Infraestructura y Construccion SA(a)                                830,000             780,242
Cemex SAB de CV (Series "CPO")(a)                                       2,743,470           7,111,108
Coca-Cola Femsa SA de CV (Series "L")                                      77,000             378,499
Consorcio ARA SA de CV                                                    472,000             527,601
Controladora Comercial Mexicana SA de CV                                   80,000             201,570
Corporacion GEO SA de CV (Series "B")(a)                                  113,900             327,686
Corporacion Interamericana de Entretenimiento SA de CV
(Class "B" Shares)(a)                                                      31,700              88,586
Dermet de Mexico SA (Class "B" Shares)(a)                                  26,477               3,493
Desarrolladora Homex SA de CV(a)                                           45,100             372,352
Empresas ICA SA de CV(a)                                                  552,319           3,643,060
Fomento Economico Mexicano SA de CV (Series "UBD")                        695,200           2,659,956
Grupo Aeroportuario del Sureste SAB de CV (Class "B" Shares)               72,826             445,725
Grupo Bimbo SA de CV (Series "A")                                         185,727           1,107,116
Grupo Carso SA de CV (Series "A1")                                        731,000           2,766,793
Grupo Elektra SA de CV                                                     22,626             683,239
Grupo Financiero Banorte SA de CV (Class "O" Shares)                    1,918,300           7,926,787
Grupo Financiero Inbursa SA de CV (Class "O" Shares)                    1,290,508           3,547,203
Grupo Iusacell SA de CV(a)                                                142,465           1,892,433
Grupo Mexico SA de CV (Series "B")                                        546,830           3,437,008
Grupo Modelo SA de CV (Series "C")                                        236,600           1,127,038
Grupo Televisa SA (Series "CPO")                                          588,818           2,810,215
Impulsora del Desarrollo y el Empleo en America Latina SA
de CV (Series "B1")(a)                                                  1,268,730           1,659,975
Industrias CH SA (Series "B")(a)                                           72,952             307,468
Industrias Penoles SA de CV                                                44,229             931,604
Kimberly-Clark de Mexico SA de CV                                         214,970             938,720
Mexichem SA de CV                                                         287,700           1,151,665
Organizacion Soriana SAB de CV (Class "B" Shares)                          75,000             197,012
Promotora y Operadora de Infraestructura SA de CV(a)                      207,900             712,410
SARE Holding SA de CV (Class "B" Shares)(a)                               155,000             211,319
Telefonos de Mexico SA de CV (Series "L")                               2,262,460           4,187,322
TV Azteca SA de CV (Series "CPO")                                         593,565             356,216
Urbi Desarrollos Urbanos SA de CV(a)                                      183,000             632,116
Vitro SA de CV (Series "A")                                               124,168             273,039
Wal-Mart de Mexico SA de CV (Series "V")                                  990,332           3,452,547
-----------------------------------------------------------------------------------------------------
                                                                                       $   80,545,934
-----------------------------------------------------------------------------------------------------
Morocco -- 1.5%
-----------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                           6,780      $    2,688,779
Banque Centrale Populaire                                                   1,400             415,091
Banque Marocaine du Commerce Exterieur (BMCE)                               9,270           3,337,025
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                    2,200             324,342
Centrale Laitiere                                                             420             343,668
Ciments du Maroc                                                            1,665             545,603
Cosumar Compagnie Sucriere Marocaine et de Raffinage                        1,637             180,214
Credit Immobilier et Hotelier(a)                                            4,600             373,141
CTM                                                                         1,560              68,394
Douja Promotion Groupe Addoha SA                                            4,300           1,854,346
Holcim Maroc SA                                                             2,082             683,590
Lafarge Ciments                                                             1,100             257,376
Lesieur Cristal SA                                                          1,663             156,393
Managem                                                                     2,800             180,982
Maroc Telecom                                                             196,941           3,714,911
ONA SA                                                                     12,023           2,466,764
RISMA(a)                                                                    3,100             173,976
Samir                                                                       6,247             645,895
Societe des Brasseries du Maroc                                             3,529             849,705
Societe Nationale d'Investissement                                          4,065             868,317
SONASID (Societe Nationale de Siderurgie)                                   1,172             449,695
Wafa Assurance                                                                600             190,047
-----------------------------------------------------------------------------------------------------
                                                                                       $   20,768,254
-----------------------------------------------------------------------------------------------------
Nigeria -- 0.9%
-----------------------------------------------------------------------------------------------------
African Petroleum Plc(a)                                                  894,000      $    1,569,618
Ashaka Cement Plc                                                         714,000             321,694
Cadbury Nigeria Plc(a)                                                    400,000             125,021
Conoil Plc                                                                322,000             229,906
Dangote Sugar Refinery Plc                                                450,600             148,862
First Bank of Nigeria Plc                                               4,546,609           1,723,778
Guaranty Trust Bank Plc                                                 5,458,332           1,603,240
Guiness Nigeria Plc                                                       418,750             461,726
Mobil Nigeria Plc                                                         119,008             181,692
Nestle Foods Nigeria Plc                                                  100,000             234,707
Nigeria Bottling Co., Plc                                                 300,000             144,377
Nigerian Breweries Plc                                                    401,000             166,658
Oando Plc                                                                 339,000             352,514
Oceanic Bank International Plc                                          2,408,750             764,099
PZ Cussons Nigeria Plc                                                  2,770,832             622,791
Total Nigeria Plc                                                         149,500             228,244
UAC of Nigeria Plc                                                      1,581,000             683,893
UACN Property Development Co., Plc(a)                                   2,000,000             396,438
Unilever Nigeria Plc(a)                                                 3,750,000             694,975
Union Bank of Nigeria Plc                                               2,815,999           1,028,473
United Bank for Africa Plc                                              1,512,000             634,809
Zenith Bank Ltd.                                                        2,500,000             977,311
-----------------------------------------------------------------------------------------------------
                                                                                       $   13,294,826
-----------------------------------------------------------------------------------------------------
Oman -- 0.8%
-----------------------------------------------------------------------------------------------------
Al Jazeira Services Co.                                                   131,120      $      179,822
Alliance Housing Bank                                                     285,200             208,900
Bank Dhofar SAOG                                                          315,649             550,951
Bank Muscat SAOG                                                          462,950           2,275,570
Dhofar International Development & Investment Holding Co.                 143,200             260,736
National Bank of Oman Ltd.                                                 25,850             503,571
Oman Cables Industry SAOG                                                 154,500           1,097,552
Oman Cement Co., SAOG                                                      17,000             287,013
Oman Flour Mills Co., Ltd. SAOG                                            88,400             574,026
Oman International Bank SAOG                                               57,280             591,933
Oman National Investment Corp. Holdings                                     8,000             218,244
Oman Telecommunications Co.                                               440,360           1,958,172
Ominvest                                                                   80,700             164,335
Port Services Corp. Ltd.                                                    3,435              84,760
Raysut Cement Co., SAOG                                                   279,210           1,422,395
Renaissance Holdings Co.                                                  368,020           1,285,499
Shell Oman Marketing Co.                                                   66,100             271,267
-----------------------------------------------------------------------------------------------------
                                                                                       $   11,934,746
-----------------------------------------------------------------------------------------------------
Pakistan -- 0.7%
-----------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                35,200      $      204,688
Allied Bank Ltd.                                                           28,200              59,557
Askari Commercial Bank Ltd.                                                90,750             143,449
Bank AL Habib Ltd.                                                         63,700              79,799
Bank Alfalah Ltd.(a)                                                      352,950             307,561
Bank of Punjab(a)                                                          96,195             152,663
D.G. Khan Cement Co., Ltd.                                                 66,000             101,423
Engro Chemical Pakistan Ltd.                                              104,000             448,487
Fauji Cement Co., Ltd.(a)                                                 321,500              77,734
Fauji Fertilizer Bin Qasim Ltd.                                           141,000              96,212
Fauji Fertilizer Co., Ltd.                                                147,000             283,266
Faysal Bank Ltd.                                                          115,000             122,701
GlaxoSmithKline Pakistan Ltd.                                              10,375              32,392
Hub Power Co., Ltd.                                                     1,279,000             629,897
ICI Pakistan Ltd.                                                          52,500             169,250
Indus Motor Co., Ltd.                                                     112,000             580,128
Kot Addu Power Co., Ltd.                                                  137,500             108,103
Lucky Cement Ltd.                                                         219,500             414,957
Muslim Commercial Bank Ltd.                                               311,425           2,021,167
National Bank of Pakistan                                                 119,945             451,850
National Refinery Ltd.                                                     19,200             112,474
Nishat Chunian Ltd.                                                       260,000             156,106
Nishat Mills Ltd.                                                         290,300             495,571
Oil & Gas Development Co., Ltd.                                            95,000             184,142
Pak Suzuki Motor Co., Ltd.(a)                                              69,450             371,508
Pakistan Industrial Credit & Investment Corp. Ltd.(a)                     106,150             101,198
Pakistan Oil Fields Ltd.                                                   39,000             211,628
Pakistan Petroleum Ltd.                                                    73,700             293,066
Pakistan State Oil Co., Ltd.                                               60,000             395,878
Pakistan Telecommunication Co., Ltd.                                      749,000             514,943
PICIC Insurance Ltd.                                                        3,578               2,006
Shell Pakistan Ltd.                                                        12,500              82,414
Standard Chartered Bank Pakistan Ltd.(a)                                  118,250              92,106
SUI Northern Gas Pipelines Ltd.                                           259,700             276,241
SUI Southern Gas Co., Ltd.                                                291,000             123,483
Telecard Ltd.(a)                                                          517,000              91,026
-----------------------------------------------------------------------------------------------------
                                                                                       $    9,989,074
-----------------------------------------------------------------------------------------------------
Peru -- 1.4%
-----------------------------------------------------------------------------------------------------
Alicorp SA(a)                                                           1,589,463      $    1,527,922
Cementos Lima SA                                                            4,981             139,239
Cia de Minas Buenaventura SA                                               41,440           2,337,570
Cia de Minas Buenaventura SA (ADR)                                          6,938             392,691
Cia Minera Atacocha SA (Class "B" Shares) (PFD Shares)                    103,724             249,962
Cia Minera Milpo SA                                                       393,297             945,173
Credicorp Ltd.                                                             47,600           3,629,540
Edegel SA                                                               1,814,811             951,019
Empresa Agroindustrial Casa Grande SA(a)                                   78,200             314,523
Ferreyros SA                                                              310,816             663,959
Grana y Montero SA                                                        288,553             577,877
Luz del Sur SAA                                                            83,400             140,577
Minsur SA                                                                 353,485             991,079
Sociedad Minera Cerro Verde SA                                             47,600           1,266,160
Sociedad Minera el Brocal SA                                               30,100             341,589
Southern Copper Corp.                                                      44,998           4,740,787
Volcan Cia Minera SA (Class "B" Shares)                                   137,778             354,102
-----------------------------------------------------------------------------------------------------
                                                                                       $   19,563,769
-----------------------------------------------------------------------------------------------------
Philippines -- 2.6%
-----------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                          12,558,000      $    2,075,112
Ayala Corp.                                                               115,027           1,553,901
Ayala Land, Inc.                                                        5,263,008           1,788,165
Banco De Oro                                                            1,273,000           1,852,290
Bank of the Philippine Islands                                          1,215,064           1,802,613
Benpres Holdings Corp.(a)                                              14,870,000           1,625,175
Filinvest Land, Inc.(a)                                                16,105,546             522,870
First Gen Corp.                                                           190,000             271,546
First Philippine Holdings Corp.                                           274,000             476,746
Globe Telecom, Inc.                                                        17,000             643,141
Holcim Philippines, Inc.                                                4,124,000             759,210
International Container Terminal Services, Inc.                         1,193,000           1,309,009
JG Summit Holding, Inc.                                                 7,774,200           2,150,735
Jollibee Foods Corp.                                                      675,000             842,925
Manila Electric Co.                                                       791,214           1,562,335
Megaworld Corp.                                                         8,560,000             763,768
Metropolitan Bank & Trust Co.                                           1,054,875           1,377,988
Petron Corp.                                                            9,477,423           1,294,399
Philippine Long Distance Telephone Co.                                    114,060           8,728,714
San Miguel Corp. (Class "B" Shares)                                     1,983,600           2,828,217
SM Investments Corp.                                                      166,832           1,358,209
SM Prime Holdings, Inc.                                                 3,442,040             837,546
Universal Robina Corp.                                                    950,000             318,308
-----------------------------------------------------------------------------------------------------
                                                                                       $   36,742,922
-----------------------------------------------------------------------------------------------------
Poland -- 2.9%
-----------------------------------------------------------------------------------------------------
Agora SA                                                                   73,032      $    1,630,616
Bank Millennium SA                                                        196,243             917,129
Bank Pekao SA                                                              47,245           4,355,170
Bank Przemyslowo-Handlowy BPH                                               3,226             136,433
Bank Zachodni WBK SA                                                        7,350             747,521
Bioton SA(a)                                                              504,200             181,559
BRE Bank SA(a)                                                              4,000             818,381
Budimex SA(a)                                                               9,900             368,993
Cersanit-Krasnystaw SA(a)                                                  63,800             856,602
Ciech SA                                                                    8,500             416,628
ComArch SA(a)                                                               4,100             299,500
ComputerLand SA                                                            10,172             143,778
Debica SA                                                                   5,700             241,454
Dom Development SA                                                         10,250             416,040
Echo Investment SA(a)                                                     240,000             777,766
Getin Holding SA(a)                                                       124,700             739,758
Globe Trade Centre SA(a)                                                   45,000             813,158
Grupa Kety SA                                                               2,600             169,693
Grupa Lotos SA                                                             17,767             320,204
ING Bank Slaski SA w Katowicach                                             1,800             525,283
KGHM Polska Miedz SA                                                       58,290           2,492,109
KGHM Polska Miedz SA (GDR)                                                 11,300             994,400
Netia SA(a)                                                               202,500             312,162
Orbis SA                                                                   60,680           1,708,958
PBG SA(a)                                                                   5,400             670,442
Polimex Mostostal SA                                                      422,600           1,453,948
Polish Oil & Gas                                                          320,015             660,880
Polska Grupa Farmaceutyczna SA                                              9,000             323,802
Polski Koncern Miesny Duda SA(a)                                           48,000             145,116
Polski Koncern Naftowy Orlen SA(a)                                        143,825           3,036,855
Powszechna Kasa Oszczednosci Bank Polski SA                               168,936           3,601,367
Prokom Software SA                                                         24,781           1,324,171
Softbank SA                                                                32,523             968,366
Telekomunikacja Polska SA                                                 505,806           4,601,281
Telekomunikacja Polska SA (GDR)(144A)                                      76,100             696,528
Telekomunikacja Polska SA (GDR)                                           169,000           1,546,823
TVN SA                                                                    188,235           1,908,283
Zaklad Przetworstwa Hutniczego Stalprodukt SA                               1,000             304,823
-----------------------------------------------------------------------------------------------------
                                                                                       $   41,625,980
-----------------------------------------------------------------------------------------------------
Qatar -- 1.7%
-----------------------------------------------------------------------------------------------------
Barwa Real Estate Co.(a)                                                   34,700      $      491,827
Commercial Bank of Qatar                                                   46,922           2,384,412
Doha Bank Ltd.                                                             46,754           1,112,624
First Finance Co.                                                          46,100             569,832
Industries Qatar                                                          111,007           4,695,741
Masraf Al Rayan(a)                                                        285,400           1,803,079
Qatar Electricity & Water Co.                                              14,200             415,256
Qatar Fuel                                                                 10,000             412,850
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                467,556           3,981,331
Qatar Insurance Co.                                                        13,100             618,917
Qatar International Islamic Bank                                           24,450             745,478
Qatar Islamic Bank                                                         41,100           1,772,452
Qatar National Bank                                                        34,846           2,078,958
Qatar National Navigation                                                  21,567             757,558
Qatar Real Estate Investment Co.                                           15,000             243,095
Qatar Shipping Co.                                                         38,600             692,362
Qatar Telecom QSC                                                          20,090           1,252,676
Salam International Investment Co., Ltd.                                   34,800             172,062
United Development Co.                                                     30,700             333,095
-----------------------------------------------------------------------------------------------------
                                                                                       $   24,533,605
-----------------------------------------------------------------------------------------------------
Romania -- 0.7%
-----------------------------------------------------------------------------------------------------
Antibiotice SA                                                            907,000      $      752,662
Banca Transilvania(a)                                                   6,620,881           2,429,271
BRD-Group Societe Generale                                                301,100           3,431,382
Impact SA(a)                                                            5,425,614           1,099,898
Rompetrol Rafinare SA(a)                                               10,428,000             468,221
SNP Petrom SA                                                           8,298,006           1,672,485
Transelectrica SA                                                          46,400             748,727
-----------------------------------------------------------------------------------------------------
                                                                                       $   10,602,646
-----------------------------------------------------------------------------------------------------
Russia -- 6.5%
-----------------------------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                                   100,000      $      378,626
AvtoVAZ                                                                 2,100,000           3,984,992
Cherepovets MK Severstal                                                   25,804             583,002
Gazprom Neft                                                               77,000             476,145
Golden Telecom, Inc. (ADR)                                                  3,100             312,945
Irkutskenergo (ADR)                                                        13,500             803,250
JSC MMC Norilsk Nickel (ADR)                                               12,900           3,492,675
JSC Scientific Production Corp. Irkut (ADR)                                18,333             508,741
LUKOIL (ADR)                                                               79,100           6,837,239
Magadanenergo                                                           1,000,000              62,300
Mobile TeleSystems                                                         41,000             624,945
Mobile TeleSystems (ADR)                                                   40,600           4,132,674
Mosenergo (ADR)                                                            12,900             307,020
NovaTek OAO (GDR)(144A)                                                    13,500           1,036,568
Novolipetsk Steel (GDR)(144A)                                              10,000             407,492
OAO Gazprom                                                               944,106          13,187,790
OAO Gazprom (ADR)                                                         240,100          13,589,755
OAO Rosneft Oil Co.                                                        11,600             109,246
OAO Rosneft Oil Co. (GDR)                                                 165,000           1,599,577
OGK-5                                                                     198,771              34,649
Polyus Gold (ADR)                                                          11,392          $  535,994
RAO Unified Energy System of Russia (ADR)                                   1,600             206,640
RAO Unified Energy System of Russia (PFD Shares)(a)                       527,000             596,890
Rostelecom                                                                 75,000             883,085
Sberbank                                                                2,526,100          10,531,121
Sberbank (GDR)(144A)                                                        8,042           3,393,724
Sistema JSFC (GDR)                                                         19,000             793,272
Surgutneftegaz (ADR)                                                       57,200           3,505,146
Surgutneftegaz (ADR) (PFD Shares)                                          24,500           1,512,875
Tatneft (GDR)(144A)                                                        10,850           1,309,539
TGC-5 JSC                                                               6,561,301               5,905
Transneft                                                                     200             397,675
Unified Energy System (GDR)(144A)(a)                                       30,494           3,964,220
United Heavy Machinery Uralmash-Izhora Group(a)                            44,500             349,998
Uralsvyazinform (ADR)                                                       6,329              77,847
Vimpel-Communications (ADR)                                               109,900           4,571,840
VTB Bank OJSC (GDR)(144A)(a)                                              124,000           1,264,518
Wimm-Bill-Dann Foods OJSC (ADR)                                            49,500           6,486,480
-----------------------------------------------------------------------------------------------------
                                                                                       $   92,856,400
-----------------------------------------------------------------------------------------------------
South Africa -- 5.6%
-----------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                            62,473      $    1,015,424
Adcorp Holdings Ltd.                                                       33,900             198,801
AECI Ltd.                                                                  25,300             293,570
African Bank Investments Ltd.                                             125,600             608,133
African Oxygen Ltd. (AFROX)                                                32,000             150,630
African Rainbow Minerals Ltd.                                              17,000             375,362
Allied Electronics Corp. Ltd.                                              23,200             163,699
Allied Electronics Corp. Ltd. (PFD Shares)(a)                             136,400             859,827
Allied Technologies Ltd.                                                   14,300             138,979
Anglo Platinum Ltd.                                                        12,000           1,770,173
AngloGold Ashanti Ltd.                                                     12,562             539,823
AngloGold Ashanti Ltd. (ADR)                                               20,619             882,699
ApexHi Properties Ltd. (Class "B" Shares)                                  42,300             115,007
Argent Industrial Ltd.                                                     45,100             127,159
Aspen Pharmacare Holdings Ltd.(a)                                         107,910             601,271
Astral Foods Ltd.                                                          10,300             227,275
Aveng Ltd.                                                                244,800           2,164,322
AVI Ltd.                                                                   52,000             153,082
Barloworld Ltd.                                                           110,200           1,729,431
Bell Equipment Ltd.                                                        28,200             217,513
Bidvest Group Ltd.                                                        168,037           2,957,540
Business Connexion Group                                                   19,400              16,771
DataTec Ltd.                                                               98,000             476,111
Discovery Holdings Ltd.                                                    98,254             390,384
Distribution & Warehousing Network Ltd.(a)                                 61,700             157,461
Ellerine Holdings Ltd.                                                     17,300             211,406
FirstRand Ltd.                                                          1,101,885           3,178,323
Foschini Ltd.                                                              48,323             340,086
Freeworld Coatings Ltd.(a)                                                110,200             170,113
Gold Fields Ltd.                                                          130,180           1,873,373
Grindrod Ltd.                                                             130,400             450,133
Group Five Ltd.                                                            52,000             417,012
Growthpoint Properties Ltd.                                               222,300             508,433
Harmony Gold Mining Co., Ltd.(a)                                           49,800             512,536
Hulamin Ltd.                                                                8,400              25,167
Hyprop Investments Ltd.                                                    23,000             145,245
Illovo Sugar Ltd.                                                          51,000             166,749
Impala Platinum Holdings Ltd.                                             114,968           3,994,827
Imperial Holdings Ltd.                                                     45,012             687,317
Investec Ltd.                                                              40,700             387,790
JD Group Ltd.                                                              33,214             248,048
Johnnic Communications Ltd.                                                27,378             218,124
Johnnic Holdings Ltd.(a)                                                      200                 467
JSE Ltd.                                                                   23,000             290,865
Kumba Iron Ore Ltd.                                                        18,900             791,662
Kumba Resources Ltd.                                                       11,000             167,032
Lewis Group Ltd.                                                           17,000             114,728
Liberty Group Ltd.                                                         31,000             407,267
Massmart Holdings Ltd.                                                     57,600             604,238
Medi-Clinic Corp. Ltd.                                                     38,000             127,031
Metorex Ltd.(a)                                                            55,000             176,685
Metropolitan Holdings Ltd.                                                 65,000             144,021
Mittal Steel South Africa Ltd.                                             39,000             780,048
Mr. Price Group Ltd.                                                       89,800             287,134
MTN Group Ltd.                                                            667,480          12,501,674
Murray & Roberts Holdings Ltd.                                            179,800           2,668,168
Mvelaphanda Group Ltd.                                                    295,100             442,741
Nampak Ltd.                                                                65,700             207,534
Naspers Ltd. (Class "N" Shares)                                           100,075           2,368,627
Nedbank Group Ltd.                                                        104,283           2,086,294
Network Healthcare Holdings Ltd.(a)                                       406,800             687,404
Pick'n Pay Stores Ltd.                                                    104,260             571,315
Pretoria Portland Cement Co., Ltd.                                        210,839           1,347,352
PSG Group Ltd.                                                             50,000             193,916
Remgro Ltd.                                                                90,705           2,626,325
Reunert Ltd.                                                               93,000             975,188
RMB Holdings Ltd.                                                         162,400             704,672
Sanlam Ltd.                                                               400,190           1,332,385
Santam Ltd.                                                                 8,910             135,299
Sappi Ltd.                                                                 38,320             545,558
Sasol Ltd.                                                                 97,736           4,843,158
Shoprite Holdings Ltd.                                                    126,153             795,645
Spar Group Ltd.                                                            57,300             505,366
Standard Bank Group Ltd.                                                  234,253           3,432,386
Steinhoff International Holdings Ltd.                                     339,700             962,342
Sun International Ltd.                                                     33,856             723,801
Super Group Ltd.                                                          130,000             220,209
Telkom South Africa Ltd.                                                   90,000           1,821,957
Tiger Brands Ltd.                                                          62,016           1,521,851
Tongaat-Hulett                                                              8,022             103,369
Trencor Ltd.                                                               25,400             104,046
Truworths International Ltd.                                              116,000             459,652
Wilson Bayly Holmes-Ovcon Ltd.                                              9,400             189,349
Woolworths Holdings Ltd.                                                  232,642             546,163
-----------------------------------------------------------------------------------------------------
                                                                                       $   79,380,053
-----------------------------------------------------------------------------------------------------
South Korea -- 5.8%
-----------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                            453      $      341,649
Asiana Airlines, Inc.                                                      13,400             120,855
Cheil Communications, Inc.                                                    866             259,557
Cheil Industries, Inc.                                                      6,500             358,164
CJ CheilJedang Corp.(a)                                                     2,067             653,632
CJ Corp.                                                                    1,323             115,142
Daegu Bank                                                                 13,200             217,616
Daelim Industrial Co., Ltd.                                                 2,500             472,711
Daesang Corp.(a)                                                           29,700             381,079
Daesang Holdings Co., Ltd.                                                 18,000             105,579
Daewoo Engineering & Construction Co., Ltd.                                12,480             323,371
Daewoo International Corp.                                                  4,700             196,608
Daewoo Motor Sales Corp.                                                    5,000             202,966
Daewoo Securities Co., Ltd.                                                12,000             386,363
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                          8,500             463,655
DC Chemical Co., Ltd.                                                       2,100             554,030
Dongkuk Steel Mill Co., Ltd.                                                9,400             471,623
Doosan Corp.(a)                                                             2,400             458,935
Doosan Heavy Industries & Construction Co., Ltd.                            5,400             717,678
Doosan Infracore Co., Ltd.                                                  6,200             195,153
GS Engineering & Construction Corp.                                         4,000             657,759
GS Holdings Corp.                                                           5,554             340,810
Hana Financial Group, Inc.                                                 18,765           1,007,511
Hanarotelecom, Inc.(a)                                                     44,200             493,786
Hanil Cement Co., Ltd.                                                      1,200             138,667
Hanjin Heavy Industries & Construction Co., Ltd.(a)                         7,306             537,774
Hanjin Heavy Industries & Construction Holdings Co., Ltd.                   1,134              49,878
Hanjin Shipping Co., Ltd.                                                  16,550             694,741
Hanjin Transportation Co., Ltd.                                             3,200             133,618
Hankook Tire Co., Ltd.                                                     17,560             332,688
Hanmi Pharm Co., Ltd.                                                       1,628             284,837
Hansol Paper Co., Ltd.(a)                                                   7,700             137,456
Hanwha Chemical Corp.                                                       9,000             175,406
Hanwha Corp.                                                                9,800             731,336
Hanwha Securities Co., Ltd.                                                40,000             960,390
Hite Brewery Co., Ltd.                                                      1,950             294,819
Honam Petrochemical Corp.                                                   2,600             288,796
Hotel Shilla Co., Ltd.                                                      6,120             145,038
Hynix Semiconductor, Inc.(a)                                               31,330             858,111
Hyosung Corp.                                                               4,800             296,404
Hyundai Department Store Co., Ltd.                                          1,400             176,437
Hyundai Development Co.                                                     6,700             647,697
Hyundai Engineering & Construction Co., Ltd.(a)                             6,500             604,279
Hyundai Heavy Industries Co., Ltd.                                          4,000           1,864,401
Hyundai Merchant Marine Co., Ltd.                                          14,600             662,392
Hyundai Mipo Dockyard Co., Ltd.                                               880             267,132
Hyundai Mobis                                                               9,500             877,820
Hyundai Motor Co.                                                          23,720           1,797,742
Hyundai Motor Co. (PFD Shares)                                              6,500             238,668
Hyundai Steel Co.                                                           8,500             709,248
Industrial Bank of Korea                                                   12,600             235,077
Kangwon Land, Inc.                                                         36,658             955,855
KCC Corp.                                                                     500             280,162
Kia Motors Corp.(a)                                                        22,300             238,184
Kookmin Bank                                                               26,080           1,922,461
Kookmin Bank (ADR)                                                         18,084           1,325,919
Korea Electric Power Corp.                                                 63,240           2,659,176
Korea Express Co., Ltd.(a)                                                  2,000             214,314
Korea Gas Corp.                                                             9,000             618,271
Korea Kumho Petrochemical Co., Ltd.                                         2,220             139,519
Korea Line Corp.                                                              920             159,993
Korea Zinc Co., Ltd.                                                        2,300             317,317
Korean Air Lines Co., Ltd.                                                 12,686           1,029,860
KT Corp.                                                                   68,030           3,553,942
KT Freetel Co., Ltd.                                                       17,600             567,132
KT&G Corp.                                                                 27,980           2,375,323
KTBNetwork Co., Ltd.(a)                                                    80,000             991,698
Kumho Industrial Co., Ltd.                                                  3,050             181,475
LG Chem Ltd.                                                                4,562             431,543
LG Chem Ltd. (GDR)(144A)                                                    9,240             442,233
LG Corp.                                                                    8,900             655,590
LG Dacom Corp.                                                             10,300             231,686
LG Electronics, Inc.                                                       11,819           1,248,626
LG Household & Health Care Ltd.                                             1,100             226,655
LG Telecom Ltd.(a)                                                         37,300             389,458
LG.Philips LCD Co., Ltd.(a)                                                12,600             666,311
Lotte Chilsung Beverage Co., Ltd.                                             100             111,707
Lotte Confectionery Co., Ltd.                                                  90             162,491
Lotte Shopping Co., Ltd.                                                    1,620             709,851
LS Cable Ltd.                                                               3,500             333,220
Macquarie Korea Infrastructure Fund                                        13,900             100,489
NHN Corp.(a)                                                                4,010             956,211
ORION Corp.                                                                   600             159,300
Pacific Corp.                                                               2,641             435,769
Poongsan Corp.                                                              5,600             130,175
POSCO                                                                      10,190           6,156,597
S-Oil Corp.                                                                 7,700             646,665
Samsung Corp.                                                              13,630           1,034,100
Samsung Electro-Mechanics Co., Ltd.                                         4,200             217,388
Samsung Electronics Co., Ltd.                                              12,008           7,066,678
Samsung Electronics Co., Ltd. (PFD Shares)                                  1,950             884,714
Samsung Engineering Co., Ltd.                                               2,300             227,582
Samsung Fine Chemicals Co., Ltd.                                            4,300             198,973
Samsung Fire & Marine Insurance Co., Ltd.                                   7,734           2,081,554
Samsung Heavy Industries Co., Ltd.                                         16,400             696,094
Samsung SDI Co., Ltd.                                                       2,800             196,924
Samsung Securities Co., Ltd.                                                3,870             369,029
Samsung Techwin Co., Ltd.                                                   4,000             177,063
Shinhan Financial Group Co., Ltd.                                          47,640           2,702,370
Shinsegae Co., Ltd.                                                         1,870           1,441,018
SK Chemicals Co., Ltd.                                                      3,200             255,125
SK Energy Co., Ltd.(a)                                                     14,271           2,722,288
SK Holdings Co., Ltd.                                                       1,537             321,263
SK Networks Co., Ltd.(a)                                                    4,900             116,345
SK Securities Co., Ltd.                                                   470,000           1,909,922
SK Telecom Co., Ltd.                                                        4,780           1,260,509
SK Telecom Co., Ltd. (ADR)                                                 49,526           1,477,856
Ssangyong Cement Industrial Co., Ltd.(a)                                    8,600             147,497
STX Corp.                                                                   2,130             187,248
STX Shipbuilding Co., Ltd.                                                  5,500             289,174
Taekwang Industrial Co., Ltd.                                                 180             237,486
Taihan Electric Wire Co., Ltd.                                              2,780             143,305
Woongjin Coway Co., Ltd.                                                    3,900             125,903
Woori Finance Holdings Co., Ltd.                                           17,200             345,268
Yuhan Corp.                                                                 1,050             226,620
-----------------------------------------------------------------------------------------------------
                                                                                       $   82,421,558
-----------------------------------------------------------------------------------------------------
Taiwan -- 5.8%
-----------------------------------------------------------------------------------------------------
Acer, Inc.                                                                383,213      $      742,810
Advanced Semiconductor Engineering, Inc.                                  370,782             369,378
Advanced Semiconductor Engineering, Inc. (ADR)                             31,562             158,441
Advantech Co., Ltd.                                                        47,253             107,181
Altek Corp.                                                               121,426             163,080
ASE Test Ltd.(a)                                                          860,000             150,039
Asia Cement Corp.                                                         485,794             703,899
Asia Optical Co., Inc.                                                     95,230             265,081
Asustek Computer, Inc.                                                    491,675           1,463,025
AU Optronics Corp.                                                        724,501           1,397,204
AU Optronics Corp. (ADR)                                                   31,211             599,251
Catcher Technology Co., Ltd.                                               64,138             369,635
Cathay Financial Holding Co., Ltd.                                      1,141,058           2,357,701
Cathay Real Estate Development Co., Ltd.                                  165,000              76,054
Chang Hwa Commercial Bank                                                 745,000             405,528
Cheng Shin Rubber Industry Co., Ltd.                                      412,250             665,470
Cheng Uei Precision Industry Co., Ltd.                                     25,331              55,492
Chi Mei Optoelectronics Corp.                                             707,461             983,560
China Airlines                                                            504,623             224,997
China Development Financial Holding Corp.                               1,899,247             745,719
China Motor Corp.                                                         148,930             111,804
China Steel Corp.                                                       1,508,306           2,006,453
Chinatrust Financial Holding Co., Ltd.(a)                               1,371,358             967,590
Chunghwa Picture Tubes Ltd.(a)                                            660,000             226,442
Chunghwa Telecom Co., Ltd.(b)                                           1,677,100           3,406,993
Chunghwa Telecom Co., Ltd. (ADR)                                           49,163           1,037,831
CMC Magnetics Corp.(a)                                                    370,000             127,770
Compal Electronics, Inc.                                                  565,536             615,802
Coretronic Corp.                                                           83,640             111,472
D-Link Corp.                                                              117,810             205,383
Delta Electronics, Inc.                                                   212,730             720,333
Dynapack International Technology Corp.                                    56,000             180,100
E.Sun Financial Holding Co., Ltd.(a)                                      615,023             318,075
Epistar Corp.                                                              49,940             212,273
EVA Airways Corp.(a)                                                      736,032             304,080
Evergreen Marine Corp.                                                    754,292             678,076
Everlight Electronics Co., Ltd.                                            45,172             163,570
Far Eastern Department Stores Ltd.                                        338,000             404,931
Far Eastern International Bank(a)                                         212,338              67,901
Far Eastern Textile Ltd.                                                  575,943             669,456
Far EasTone Telecommunications Co., Ltd.                                1,253,000           1,580,127
Firich Enterprises Co., Ltd.                                               17,000             162,361
First Financial Holding Co., Ltd.                                         818,131             601,831
Formosa Chemicals & Fibre Corp.                                           460,160           1,169,713
Formosa Petrochemical Corp.                                               956,460           2,845,865
Formosa Plastics Corp.                                                    899,941           2,505,118
Formosa Taffeta Co., Ltd.                                                 545,000             546,161
Foxconn Technology Co., Ltd.                                               76,072             611,011
Fubon Financial Holding Co., Ltd.                                         884,000             779,880
Fuhwa Financial Holdings Co., Ltd.(a)                                   1,227,030             791,649
Great Wall Enterprise Co., Ltd.                                           194,000             212,967
HannStar Display Corp.(a)                                                 561,384             247,070
High Tech Computer Corp.                                                   86,944           1,592,156
Hon Hai Precision Industry Co., Ltd.                                      779,318           4,803,309
Hotai Motor Co., Ltd.                                                      98,000             253,984
Hua Nan Financial Holdings Co., Ltd.                                      510,000             332,718
Innolux Display Corp.                                                     253,000             843,440
Inventec Co., Ltd.                                                        240,240             138,066
KGI Securities Co., Ltd.                                                  283,000             144,354
King Yuan Electronics Co., Ltd.                                           138,976              67,134
Kinsus Interconnect Technology Corp.                                       56,000             174,504
Largan Precision Co., Ltd.                                                 43,294             569,038
Lite-On Technology Corp.                                                  312,459             539,976
Macronix International Co., Ltd.                                          455,874             207,671
MediaTek, Inc.                                                            153,128           1,962,771
Mega Financial Holding Co., Ltd.                                        1,290,000             789,785
Merry Electronics Co., Ltd.                                                63,000             192,144
Mitac International Corp.                                                 124,110             120,713
Mosel Vitelic, Inc.                                                       164,800             135,223
Motech Industries, Inc.                                                    31,631             287,480
Nan Kang Rubber Tire Co., Ltd.                                            161,000             196,507
Nan Ya Plastics Corp.                                                   1,163,610           3,057,711
Nan Ya Printed Circuit Board Corp.                                         22,581             153,143
Nanya Technology Corp.                                                    173,319              97,137
Novatek Microelectronics Corp. Ltd.                                        50,741             192,419
Phoenix Precision Technology Corp.                                         78,657              66,096
PixArt Imaging, Inc.                                                       11,000              81,292
Polaris Securities Co., Ltd.                                              324,323             150,005
Pou Chen Corp.                                                          1,150,819           1,072,049
Powerchip Semiconductor Corp.                                             994,153             418,976
Powertech Technology, Inc.                                                 49,450             174,061
President Chain Store Corp.                                               545,000           1,427,340
ProMOS Technologies, Inc.                                               1,055,000             280,798
Qisda Corp.(a)                                                            224,000             244,560
Quanta Computer, Inc.                                                     357,922             505,081
Realtek Semiconductor Corp.                                                53,471             183,191
RichTek Technology Corp.                                                   21,850             195,094
Shin Kong Financial Holding Co., Ltd.                                     668,535             455,439
Siliconware Precision Industries Co. (ADR)                                 73,869             656,695
Sincere Navigation                                                        160,000             268,956
Sino-American Silicon Products, Inc.                                       44,095             355,154
SinoPac Financial Holdings Co., Ltd.                                    1,044,523             389,621
Sunplus Technology Co., Ltd.                                               68,331             101,836
Synnex Technology International Corp.                                     490,170           1,208,963
Tainan Spinning Co., Ltd.                                                 460,000             181,417
Taishin Financial Holdings Co., Ltd.(a)                                   725,001             298,982
Taiwan Business Bank(a)                                                   345,539             105,918
Taiwan Cement Corp.                                                       349,430             479,886
Taiwan Cooperative Bank                                                   487,971             344,788
Taiwan Glass Industrial Corp.                                             192,000             207,008
Taiwan Mobile Co., Ltd.                                                 1,845,000           2,455,907
Taiwan Semiconductor Manufacturing Co., Ltd.                            3,908,528           7,410,517
Taiwan Tea Corp.(a)                                                       419,000             204,110
Tatung Co., Ltd.(a)                                                       358,000             172,273
Teco Electric & Machinery Co., Ltd.                                       389,000             192,594
Teco Electric & Machinery Co., Ltd. (GDR)(144A)                                42                 210
Tripod Technology Corp.                                                    45,600             163,373
U-Ming Marine Transport Corp.                                             202,000             551,795
Uni-President Enterprises Corp.                                         2,412,560           3,219,272
Unimicron Technology Corp.                                                107,100             186,208
United Microelectronics Corp.                                           1,008,001             626,223
United Microelectronics Corp. (ADR)                                       119,196             412,418
Via Technologies, Inc.(a)                                                 142,000              79,501
Wafer Works Corp.                                                          38,000             218,149
Walsin Lihwa Corp.                                                      1,085,980             443,927
Wan Hai Lines Ltd.                                                        550,000             493,728
Waterland Financial Holdings                                              343,740             110,690
Winbond Electronics Corp.                                                 338,000              92,993
Wintek Corp.                                                              241,812             328,245
Wistron Corp.                                                             127,188             233,604
Yageo Corp.                                                               303,000             105,612
Yang Ming Marine Transport                                                295,209             225,323
Yuen Foong Yu Paper Manufacturing Co., Ltd.                               315,562             117,332
Yulon Motor Co., Ltd.                                                     517,705             493,155
Zinwell Corp.                                                              85,000             279,434
-----------------------------------------------------------------------------------------------------
                                                                                       $   82,114,815
-----------------------------------------------------------------------------------------------------
Thailand -- 3.0%
-----------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(c)                                              732,900      $    2,088,890
Airports of Thailand Pcl(c)                                               310,400             520,635
Amata Corp. Pcl(c)                                                        225,600             118,543
Asian Property Development Pcl(c)                                       1,841,000             341,584
Bangkok Bank Pcl                                                          513,400           1,784,956
Bangkok Bank Pcl(c)                                                       144,900             511,753
Bangkok Bank Pcl (NVDR)                                                    35,000             121,686
Bangkok Dusit Medical Services Pcl(c)                                     781,000             776,711
Bangkok Expressway Pcl(c)                                                 470,900             332,712
Bangkok Land Pcl(a)(c)                                                  4,038,900              88,727
Bank of Ayudhya Pcl(c)                                                    703,900             551,054
Bank of Ayudhya Pcl                                                       799,300             619,098
BankThai Pcl(a)(c)                                                        643,800              25,993
Banpu Pcl(c)                                                               82,900           1,003,039
Banpu Pcl                                                                  19,600             229,916
BEC World Pcl(c)                                                          975,300             832,414
Big C Supercenter Pcl(c)                                                  113,000             156,828
Cal-Comp Electronics (Thailand) Pcl(c)                                  1,800,000             374,054
Central Pattana Pcl(c)                                                    540,700             401,291
Ch. Karnchang Pcl(c)                                                      968,000             242,826
Charoen Pokphand Foods Pcl(c)                                           5,627,300             743,402
CP Seven Eleven Pcl(c)                                                  2,166,800             701,146
Delta Electronics (Thailand) Pcl(c)                                       934,670             604,893
Electricity Generating Pcl                                                 75,000             247,929
Electricity Generating Pcl(c)                                             114,500             390,901
G Steel Pcl(c)                                                          3,786,500              82,059
Glow Energy Pcl(c)                                                        220,000             218,792
Hana Microelectronics Pcl(c)                                            1,084,100             695,163
IRPC Pcl(c)                                                             3,989,000             757,892
Italian-Thai Development Pcl(a)(c)                                      4,749,500           1,151,551
Kasikornbank Pcl(c)                                                       784,600           2,018,498
Kasikornbank Pcl                                                           94,900             242,981
Kiatnakin Bank Pcl(c)                                                     125,000             104,832
Krung Thai Bank Pcl(c)                                                  2,016,100             614,203
Land & Houses Pcl                                                       2,957,000             651,060
Land & Houses Pcl(c)                                                    1,130,000             299,271
Loxley Pcl(c)                                                           2,001,400             137,843
Major Cineplex Group Pcl(c)                                               754,100             425,350
MBK Pcl(c)                                                                 64,500             134,036
Minor International Pcl(c)                                              1,154,340             623,690
Phatra Securities Pcl(c)                                                  108,600             107,198
Precious Shipping Pcl(c)                                                  386,000             320,855
PTT Aromatics & Refining Pcl(a)(c)                                        442,058             560,790
PTT Chemical Pcl(c)                                                       127,289             468,572
PTT Exploration & Production Pcl(c)                                       397,700           1,936,256
PTT Pcl(c)                                                                452,300           5,062,108
Quality House Pcl(c)                                                    4,710,000             295,030
Ratchaburi Electricity Generating Holding Pcl(c)                          578,300             785,430
Saha-Union Pcl(c)                                                          98,700              53,328
Sahaviriya Steel Industries Pcl(c)                                      3,429,300              82,462
Samart Corp. Pcl(c)                                                       794,600             192,251
Shin Corp. Pcl(c)                                                         426,000             392,044
Siam Cement Pcl                                                           132,500             906,161
Siam Cement Pcl(c)                                                        125,400             865,521
Siam Cement Pcl (NVDR)                                                     31,000             212,007
Siam City Bank Pcl(c)                                                     267,000             117,964
Siam City Cement Pcl(c)                                                    42,900             328,579
Siam Commercial Bank Pcl(c)                                               722,800           1,850,720
Siam Makro Pcl(c)                                                         157,600             463,185
Sino Thai Engineering & Construction Pcl(a)(c)                          1,553,400             253,635
Thai Airways International Pcl(c)                                         520,200             571,394
Thai Beverage Pcl                                                       3,621,000             638,996
Thai Oil Pcl(c)                                                           385,100             988,902
Thai Plastic & Chemicals Pcl(c)                                           215,100             127,074
Thai Stanley Electric Pcl(c)                                               26,000             118,866
Thai Union Frozen Products Pcl(c)                                         583,000             381,687
Thanachart Capital Pcl(c)                                                 523,300             215,938
Thoresen Thai Agencies Pcl(c)                                             359,900             504,832
Ticon Industrial Connection Pcl(c)                                        191,400             117,618
TISCO Bank Pcl(c)                                                         150,000             131,217
TMB Bank Pcl(a)(c)                                                      3,870,000             167,736
Total Access Communication Pcl(a)                                         475,000             541,273
TPI Polene Pcl(c)                                                         305,500              67,566
True Corp. Pcl(a)(c)                                                    1,482,068             252,988
-----------------------------------------------------------------------------------------------------
                                                                                       $   42,048,385
-----------------------------------------------------------------------------------------------------
Turkey -- 3.4%
-----------------------------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                                   25,925      $      182,817
Adana Cimento Sanayii TAS                                                  22,000             131,797
Akbank TAS                                                                449,611           3,320,720
Akcansa Cimento AS                                                         38,000             229,811
Akenerji Elektrik Uretim AS(a)                                             33,055             295,226
Aksigorta AS                                                               52,000             304,641
Alarko Holding AS                                                          87,849             275,185
Anadolu Anonim Turk Sigorta Sirketi                                        60,362             102,590
Anadolu Cam Sanayii AS                                                     55,505             131,310
Anadolu Efes Biracilik ve Malt Sanayii AS                                 165,748           1,957,789
Arcelik AS                                                                 61,583             426,306
Aselsan Elektronik Sanayi ve Ticaret AS                                     7,600             171,500
Aygaz AS                                                                  148,417             661,165
BIM Birlesik Magazalar AS                                                   7,000             624,525
Bursa Cimento Fabrikasi AS                                                 27,188             252,877
Cimsa Cimento Sanayi ve Ticaret AS                                         64,400             473,827
Dogan Sirketler Grubu Holding AS(a)                                       525,623             992,097
Dogan Yayin Holding AS(a)                                                 140,977             570,487
Dogus Otomotiv Servis ve Ticaret AS                                        31,400             233,663
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                                    40,500             179,162
Enka Insaat ve Sanayi AS                                                  188,848           3,298,267
Eregli Demir ve Celik Fabrikalari TAS                                     352,215           3,087,054
Ford Otomotiv Sanayi AS                                                    42,700             439,141
Haci Omer Sabanci Holding AS                                              315,237           1,728,057
Hurriyet Gazetecilik ve Matbaacilik AS(a)                                  82,837             254,873
Ihlas Holding AS(a)                                                       231,300             208,808
Is Gayrimenkul Yatirim Ortakligi AS                                       132,286             193,509
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS
(Class "D" Shares)(a)                                                     373,700             438,687
KOC Holding AS(a)                                                         371,214           2,004,055
Migros Turk TAS                                                            49,321             961,554
Nortel Networks Netas Telekomunikasyon AS                                   1,764              42,389
Petkim Petrokimya Holding AS(a)                                            89,300             653,919
Sekerbank TAS(a)                                                           29,400             130,025
Tofas Turk Otomobil Fabrikasi AS                                           43,900             229,247
Trakya CAM Sanayii AS                                                     213,383             508,631
Tupras-Turkiye Petrol Rafinerileri AS                                      94,741           2,761,385
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                            133,348             977,329
Turk Sise ve Cam Fabrikalari AS                                           183,606             369,017
Turk Traktor ve Ziraat Makineleri AS                                       17,700             229,176
Turkcell Iletisim Hizmet AS (ADR)                                          38,494           1,061,280
Turkcell Iletisim Hizmetleri AS                                           547,494           6,013,506
Turkiye Garanti Bankasi AS                                                598,087           5,336,986
Turkiye Is Bankasi                                                        452,879           2,828,923
Turkiye Sinai Kalkinma Bankasi AS(a)                                       79,999             131,383
Turkiye Vakiflar Bankasi T.A.O.                                           155,321             546,482
Ulker Gida Sanayi ve Ticaret AS                                            89,128             362,159
Yapi ve Kredi Bankasi AS(a)                                               358,293           1,257,054
Yazicilar Holding AS                                                       39,000             335,178
Zorlu Enerji Elektrik Uretim AS(a)                                         36,100             150,680
-----------------------------------------------------------------------------------------------------
                                                                                       $   48,056,249
-----------------------------------------------------------------------------------------------------
United Arab Emirates -- 1.0%
-----------------------------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                                   264,200      $      369,043
Arabtec Holding Co.                                                       676,200           1,702,994
Aramex (PJSC)(a)                                                        3,128,400           2,582,160
Dubai Investments (PJSC)                                                  682,000           1,010,092
Dubai Islamic Bank                                                        650,239           1,947,565
Emaar Properties (PJSC)                                                 1,374,700           5,548,115
National Central Cooling Co. (Tabreed)(a)                               1,307,880           1,214,363
Union Properties(a)                                                       405,000             561,754
-----------------------------------------------------------------------------------------------------
                                                                                       $   14,936,086
-----------------------------------------------------------------------------------------------------
Zimbabwe -- 0.1%
-----------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                  597,393      $        9,965
Barclays Bank Zimbabwe                                                    754,686              51,838
Dawn Properties(a)                                                        369,831              13,427
Delta Corp. Ltd.                                                          807,488             316,939
Econet Wireless Holdings Ltd.                                              96,681             151,789
Hwange Colliery Co., Ltd.(a)                                              693,000             408,003
Meikles Africa Ltd.                                                        60,013             100,109
NMBZ Holdings Ltd.                                                        994,355              13,660
OK Zimbabwe                                                               211,870               3,160
Old Mutual Plc                                                             80,448             268,394
Pelhams Ltd.(a)                                                            86,835                 426
Zimbabwe Sun Ltd.                                                         123,277               8,468
-----------------------------------------------------------------------------------------------------
                                                                                       $    1,346,178
-----------------------------------------------------------------------------------------------------
Total Common Stocks
  (cost $709,422,295)                                                                  $1,380,658,799
-----------------------------------------------------------------------------------------------------
Investment Funds -- 1.8%
Framlington Bulgaria Fund Ltd.(d)                                          78,180      $       11,727
Genesis Chile Fund Ltd.                                                     3,400              13,974
Saudi Arabia Investment Fund Ltd.(a)                                      194,982          14,292,181
Societe Generale Baltic Republic Fund(d)                                   12,723               9,542
Societe Generale Romania Fund(a)(d)                                         6,450               7,740
Vietnam Enterprise Investments Ltd.(a)                                  1,963,733          10,309,598
Vietnam Growth Fund Ltd.(a)                                                17,646             520,557
-----------------------------------------------------------------------------------------------------
Total Investment Funds
  (cost $13,660,836)                                                                   $   25,165,319
-----------------------------------------------------------------------------------------------------
Rights(a) -- 0.1%
Banque Marocaine pour le Commerce et L' Industrie                           2,200      $       64,868
Douja Promotion Groupe Addoha SA(b)                                         4,300               3,854
Fauji Cement Co., Ltd.                                                    279,705                   0
Kumho Industrial Co., Ltd.                                                    366               5,318
Lafarge Ciments                                                             1,100             698,727
SP Setia Bhd                                                               35,000               4,445
Wing Fat Printing Co., Ltd.(b)                                                840                   0
-----------------------------------------------------------------------------------------------------
Total Rights
  (cost $36,769)                                                                       $      777,212
-----------------------------------------------------------------------------------------------------
Warrants(a) -- 0.1%
Gazit Globe Ltd. Call Warrant (Gazit Globe (1982) Ltd. (Israel)),
expiring 6/3/08, strike ILS 4,761                                           3,625      $        1,627
J.P. Morgan International Derivatives Ltd. Call Warrant (Bharti
Televentures (India)), expiring 10/28/08, strike INR.0001(144A)            81,000           2,028,807
-----------------------------------------------------------------------------------------------------
Total Warrants
  (cost $655,582)                                                                      $    2,030,434
-----------------------------------------------------------------------------------------------------
Total Long-Term Investments - 99.0%
  (cost $723,775,482)                                                                  $1,408,631,764
-----------------------------------------------------------------------------------------------------

Short-Term Investments -- 0.7%

                                                                       Principal
Security                                                               Amount (000)    Value
-----------------------------------------------------------------------------------------------------
Repurchase Agreements
-----------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated
12/31/07, 3.90%, due 1/2/08 (cost $10,510,000)(e)                      $   10,510      $   10,510,000
-----------------------------------------------------------------------------------------------------
Total Repurchase Agreements - 0.7%
  (cost $10,510,000)                                                                   $   10,510,000
-----------------------------------------------------------------------------------------------------
Total Investments - 99.7%
  (cost $734,285,482)                                                                  $1,419,141,764
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                                                 $    4,640,344
-----------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                     $1,423,782,108
-----------------------------------------------------------------------------------------------------

144A       -  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $26,234,925 or 1.8% of the Fund's net assets.
ADR        -  American Depositary Receipt
GDR        -  Global Depositary Receipt
NVDR       -  Non-Voting Depositary Receipt
PFD Shares -  Preferred Shares
(a)           Non-income producing security.
(b)           Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)           Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d)           Investment fund is in the process of being liquidated.
(e)           Repurchase price of $10,512,277. Collateralized by $10,590,000 Federal National
              Mortgage Association 4.25% due 5/15/2009. The aggregate market value, including accrued interest, of the collateral was $10,721,973.

Industry Classification as of December 31, 2007

                                                       PERCENTAGE
                                                        OF TOTAL
SECTOR                                                INVESTMENTS                     MARKET VALUE
Financials                                               23.1%                       $  328,160,731
Telecommunication Services                               14.2%                          201,278,324
Industrials                                              10.7%                          152,410,903
Energy                                                   10.5%                          149,288,862
Materials                                                10.4%                          146,815,901
Consumer Staples                                          9.5%                          134,235,775
Consumer Discretionary                                    6.7%                           94,547,693
Utilities                                                 4.9%                           70,070,299
Diversified                                               4.2%                           59,915,075
Technology                                                3.1%                           43,935,236
Investment Funds                                          1.8%                           25,165,319
Other                                                     0.9%                           13,317,646
---------------------------------------------------------------------------------------------------
Total                                                   100.0%                        1,419,141,764

Currency Concentration of Portfolio as of December 31, 2007

                                                       PERCENTAGE
                                                        OF TOTAL
CURRENCY                                              INVESTMENTS                         VALUE
United States Dollar                                     17.1%                       $  243,375,309
Indian Rupee                                              5.8%                           81,645,392
Hong Kong Dollar                                          5.7%                           80,690,319
Mexican Peso                                              5.7%                           80,545,933
Brazilian Real                                            5.7%                           80,254,178
New Taiwan Dollar                                         5.6%                           79,249,968
South Korean Won                                          5.6%                           79,180,868
South Africa Rand                                         5.5%                           78,497,353
Indonesian Rupiah                                         3.3%                           47,051,309
New Turkish Lira                                          3.3%                           46,994,970
Malaysian Ringgit                                         3.2%                           46,107,154
Hungarian Forint                                          3.0%                           42,979,179
Thailand Baht                                             2.9%                           40,868,115
Czech Koruna                                              2.8%                           39,819,117
Polish Zloty                                              2.7%                           38,388,229
Philippine Peso                                           2.6%                           36,742,922
Israeli Shekel                                            2.2%                           30,937,725
Other                                                    17.3%                          245,813,724
---------------------------------------------------------------------------------------------------
Total                                                   100.0%                        1,419,141,764

                                   See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2007

Assets
-------------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $734,285,482)                                $1,419,141,764
Cash                                                                      1,797
Foreign currency, at value (identified cost $534,192)                   462,757
Receivable for Fund shares sold                                      12,466,853
Dividends and interest receivable                                     1,337,357
Receivable for securities sold                                          186,000
Tax reclaims receivable                                                  66,419
-------------------------------------------------------------------------------
Total assets                                                     $1,433,662,947
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                 $    8,042,362
Accrued capital gains taxes                                           1,838,366
Payable for investment securities purchased                                 111
-------------------------------------------------------------------------------
Total liabilities                                                $    9,880,839
-------------------------------------------------------------------------------
Net Assets                                                       $1,423,782,108
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                  $  757,268,579
Distributions in excess of net investment income                    (14,923,399)
Distributions in excess of net realized gain on investments
  and foreign currency related transactions                          (1,531,020)
Net unrealized appreciation of investments and foreign
  currencies                                                        682,967,948
-------------------------------------------------------------------------------
Total                                                            $1,423,782,108
-------------------------------------------------------------------------------
Class I Shares
-------------------------------------------------------------------------------
Net Assets                                                       $1,423,782,108
Shares Outstanding                                                   26,746,156
Net Asset Value and Offering Price Per Share*
  (net assets/shares of beneficial interest outstanding)         $        53.23
-------------------------------------------------------------------------------

* Redemption price per share is equal to net asset value minus any applicable redemption fee.

Statement of Operations

Six Months Ended December 31, 2007

Investment Income
-----------------------------------------------------------------------------
Dividends (net of foreign taxes, $1,343,376)                     $ 11,074,571
Interest                                                              170,356
-----------------------------------------------------------------------------
Total income                                                     $ 11,244,927
-----------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------
Management fee                                                   $  2,936,644
Administration fees                                                 3,262,938
Other expenses                                                         21,876
-----------------------------------------------------------------------------
Total expenses                                                   $  6,221,458
-----------------------------------------------------------------------------
Net investment income                                            $  5,023,469
-----------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions                                        $ 15,833,837(1)
  Foreign currency related transactions                              (158,787)
-----------------------------------------------------------------------------
Net realized gain                                                $ 15,675,050
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                    $154,941,337(2)
  Foreign currencies                                                  (32,437)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $154,908,900
-----------------------------------------------------------------------------
Net realized and unrealized gain                                 $170,583,950
-----------------------------------------------------------------------------
Net increase in net assets from operations                       $175,607,419
-----------------------------------------------------------------------------

(1) Net of foreign capital gains taxes of $99,931 (See Note 1(c)).
(2) Net of change in accrued capital gains taxes of $495,640 (See Note 1(c)).

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
                                                             Six Months Ended
Increase (Decrease)                                          December 31, 2007      Year Ended
in Net Assets                                                (Unaudited)            June 30, 2007
-------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $    5,023,469         $   14,530,047
  Net realized gain on investment and foreign
    currency transactions                                        15,675,050             21,977,134
  Net change in unrealized appreciation (depreciation)
    on investment and foreign currencies                        154,908,900            315,965,528
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $  175,607,419         $  352,472,709
--------------------------------------------------------------------------------------------------
Distributions to shareholders from --
  Net investment income                                      $  (21,632,153)        $  (15,054,280)
  Net realized gains                                            (21,394,950)                    --
--------------------------------------------------------------------------------------------------
Net decrease in net assets from distributions
  to shareholders                                            $  (43,027,103)        $  (15,054,280)
--------------------------------------------------------------------------------------------------
Fund share transactions --
  Proceeds from sale of shares                               $  207,098,478         $  333,673,359
  Net asset value of shares issued as reinvestment of
    dividends                                                    33,197,997             11,725,047
  Cost of shares redeemed                                      (118,831,799)           (73,397,196)
  Redemption fees (Note 1)                                        1,687,416                995,835
--------------------------------------------------------------------------------------------------
Net increase resulting from Fund share transactions          $  123,152,092         $  272,997,045
--------------------------------------------------------------------------------------------------
Net increase in net assets                                   $  255,732,408         $  610,415,474
--------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------
At beginning of period                                       $1,168,049,700         $  557,634,226
--------------------------------------------------------------------------------------------------
At end of period                                             $1,423,782,108         $1,168,049,700
--------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net
  investment income included in net assets at end
  of period                                                  $  (14,923,399)        $    1,685,285
--------------------------------------------------------------------------------------------------

                                 See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights
                                             Six Months Ended                           Year Ended June 30,
                                             December 31, 2007    --------------------------------------------------------------
                                             (Unaudited)             2007          2006         2005        2004(a)       2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $    47.67           $    31.60     $  23.88     $  17.34     $  13.09     $  11.24
--------------------------------------------------------------------------------------------------------------------------------
Income from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(b)                     $     0.20           $     0.70     $   0.55     $   0.42     $   0.27     $   0.26
Net realized and unrealized gain                   6.96                16.07          7.81        6.35         4.68         1.68
--------------------------------------------------------------------------------------------------------------------------------
Total income from operations                 $     7.16           $    16.77     $   8.36     $   6.77     $   4.95     $   1.94
--------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                        $    (0.84)          $    (0.75)    $  (0.66)    $  (0.28)    $  (0.75)    $  (0.12)
Net realized gains                                (0.83)                  --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                          $    (1.67)          $    (0.75)    $  (0.66)    $  (0.28)    $  (0.75)    $  (0.12)
--------------------------------------------------------------------------------------------------------------------------------
Fund purchase and redemption fees added
  to paid-in- capital(b)                     $     0.07           $     0.05     $   0.02     $   0.05     $   0.05     $   0.03
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period             $    53.23           $    47.67     $  31.60     $  23.88     $  17.34     $  13.09
--------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                   15.16%(d)            53.79%       35.35%       39.46%       38.49%       17.71%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $1,423,782           $1,168,050     $557,634     $298,055     $160,752     $114,822
Ratio of total expenses to average
  net assets                                       0.95%(e)             0.95%        0.95%        0.95%        0.95%        1.01%(f)
Ratio of net investment income to
  average net assets                               0.77%(e)             1.80%        1.84%        1.99%        1.67%        2.33%
Portfolio Turnover                                    3%                   6%           9%           7%          12%          17%
--------------------------------------------------------------------------------------------------------------------------------

(a) On February 6, 2004, the Fund acquired the net assets of PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager Series pursuant to a plan of reorganization approved by its shareholders. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Fund prior to its reorganization.
(b) Per share amounts based on average shares outstanding during the period.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(d) Not annualized.
(e) Annualized.
(f) Ratio of expenses to average net assets excluding tax and Trustees' expense is 0.95%.

                                                See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a series of Eaton Vance Series Trust II (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers one class of shares, Class I, which are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those domiciled in or that derive more than 50% of their revenues or profits from emerging market countries.

  The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Equity securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Equity securities listed in the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are not readily available or determined to be unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, and all or substantially all of its net realized gains. Accordingly, no provision for federal income or excise tax is necessary.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At December 31, 2007, the Fund had an accrual for capital gains taxes of $1,838,366 which is included in the change in net unrealized appreciation on investments in the Statement of Operations for the six months ended December 31, 2007. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were $99,931 for the six months ended December 31, 2007.

  In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes
  - an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of December 31, 2007, there are no uncertain tax positions that would require financial recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service.

  D Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Redemption Fees -- Fund shares are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. This fee is not paid separately but is deducted automatically from the amount received in connection with a redemption or exchange. The redemption fee is retained by the Fund to defray the costs associated with the sale of portfolio securities to satisfy an exchange or redemption request. Shares acquired through the reinvestment of dividends and capital gains distributions paid to shareholders by the Fund are not subject to the redemption fee. Prior to April 1, 2005, Class I shares were subject to both a purchase fee, at the time of purchase, and a redemption fee, at the time of exchange or redemption, equal to 1% of the net asset value of the shares purchased, exchanged or redeemed. Shareholders that held shares on March 31, 2005 are subject to only the 1% redemption fee on the sale or exchange of those shares because they paid the 1% purchase fee at the time those shares were purchased. Shareholders that purchased shares of the PIMCO PPA on or before June 30, 1998 and exchanged those shares for shares of the Fund in the February 6, 2004 merger of the Predecessor Fund into the Fund are not subject to the redemption fee on the sale or exchange of those shares.

  G Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

  K Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold. Dividends to shareholders are recorded on the ex-dividend date.

  L Interim Financial Statements -- The interim financial statements relating to December 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, and at least one distribution annually of all or substantially all of its realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholders, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid- in-capital.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  Under the terms of its investment advisory agreement with Eaton Vance Management (EVM), the Fund pays EVM a monthly advisory fee equal to an annual rate of 0.45% of the Fund's average daily net assets. For the six months ended December 31, 2007, the advisory fee earned by EVM amounted to $2,936,644. Pursuant to a sub-advisory agreement, EVM pays a monthly sub-advisory fee to Parametric Portfolio Associates, an indirect, majority-owned subsidiary of EVM equal to an annual rate of 0.35% of the Fund's average daily net assets.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.50% of the Fund's average daily net assets. The administration fee covers Trustees fees and most third party expenses, excluding taxes, interest and extraordinary expenses. For the six months ended December 31, 2007, the Fund paid $3,262,938 for administrative services to EVM.

  EVM also serves as the sub-transfer agent to the Fund, at no additional cost to the Fund.

  Except for Trustees if the Funds who are not members of EVM's organization, officers, and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and one Trustee of the Funds are officers of EVM.

  Certain officers and Trustees of the Fund are officers of EVM or Parametric Portfolio Associates. The Fund did not pay any Trustees fees for the six months ended December 31, 2007.

4 Purchases and Sales of Investments
-------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $141,444,226 and $40,725,100, respectively, for the six months ended December 31, 2007.

5 Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issues an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           Six Months Ended
                                          December 31, 2007       Year Ended
                                                (Unaudited)    June 30, 2007
  --------------------------------------------------------------------------
  Sales                                           4,047,322        8,383,950
  Reinvestments                                     624,706          305,817
  Redemptions                                    (2,429,004)      (1,834,139)
  --------------------------------------------------------------------------
  Net increase                                    2,243,024        6,855,628
  --------------------------------------------------------------------------

  For the period ended December 31, 2007 and for the year ended June 30, 2007, the Fund received $1,687,416 and $995,835, respectively, in redemption fees.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

  Aggregate Cost                                                $746,331,016
  --------------------------------------------------------------------------
  Gross unrealized appreciation                                  685,980,633
  Gross unrealized depreciation                                  (13,169,885)
  --------------------------------------------------------------------------
  Net unrealized appreciation                                   $672,810,748
  --------------------------------------------------------------------------

  The net unrealized depreciation on foreign currency at December 31, 2007 on a federal income tax basis was $71,435.

7 Financial Instruments
-------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2007, there were no obligations outstanding under these financial instruments.

8 Risks Associated with Foreign Investments
-------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

9 Recently Issued Accounting Pronouncements
-------------------------------------------------------------------------------
  In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

OVERVIEW OF THE CONTRACT REVIEW PROCESS
The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

  o An independent report comparing each fund's total expense ratio and its components to comparable funds;

  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

  o Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

  o Data relating to portfolio turnover rates of each fund;

  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

  o Reports detailing the financial results and condition of each adviser;

  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  o Copies of or descriptions of each adviser's proxy voting policies and procedures;

  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

  o The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

RESULTS OF THE PROCESS
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement and sub-advisory agreement for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

FUND PERFORMANCE
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

MANAGEMENT FEES AND EXPENSES
The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

PROFITABILITY
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

ECONOMIES OF SCALE
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increase in the assets of the Fund, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2007

INVESTMENT MANAGEMENT

          Officers                             Trustees

          MICHAEL W. WEILHEIMER                RALPH F. VERNI
          President                            Chairman

          THOMAS P. HUGGINS                    BENJAMIN C. ESTY
          Vice President
                                               THOMAS E. FAUST JR.
          THOMAS SETO
          Vice President                       ALLEN R. FREEDMAN

          DAVID M. STEIN                       WILLIAM H. PARK
          Vice President
                                               RONALD A. PEARLMAN
          BARBARA E. CAMPBELL
          Treasurer                            NORTON H. REAMER

          PAUL M. O'NEIL                       HEIDI L. STEIGER
          Chief Compliance Officer
                                               LYNN A. STOUT
          JOHN E. PELLETIER
          Chief Legal Officer

          MAUREEN A. GEMMA
          Secretary

      INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

         SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

        ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                        STATE STREET BANK AND TRUST CO.
                              225 Franklin Street
                               Boston, MA 02110

                                TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                (800) 262-1122

                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

2050-2/08                                                               TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II


By:   /s/ Michael W. Weilheimer
      ----------------------------
      Michael W. Weilheimer
      President

Date: February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      ----------------------------
      Barbara E. Campbell
      Treasurer

Date: February 12, 2008


By:   /s/ Michael W. Weilheimer
      ----------------------------
      Michael W. Weilheimer
      President

Date: February 12, 2008